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Fidelity Navigator

A COMPLETELY INDEPENDENT GUIDE TO MUTUAL FUNDS AT FIDELITY

January 2009

FROM THE CROW'S NEST *by Mark A. Grimaldi, CFS*

Bernie made off….with Billions

The Skinny in less than 30 seconds...

- Fed sets new target rate at 0% to 0.25%
- "Big Three" automakers thrown alife line
- Recession enters second year
- Depression probability increased to 25%
- Unemployment rate climbs
- Foreclosure rate climbs
- **It is all about jobs**
- Home affordability Index drops to 13.93 (very low)
- Happy New Year

Action Call

We moved out of Zero Coupon Bonds in our Growth & Income and Capital Appreciation models. As predicted, zeros surged as the economy melted down. Now the prices are artificially high, almost "bubble" high. I decided to lock in the profits and be positioned to profit when the bubble bursts. TIPS are a "hold" at this point. High Yield Corporate Bonds are the next great asset class. I am researching individual funds for our models. Retire all of your debt before you retire. The economy in 2009 will be worse than 2008, but the stock market will be better. The Navigator trio for 2009 will be gold, high yield and inverse treasury. Unfortunately, these asset classes are not available in most 401k plans. It may be a good idea in 2009 to suspend 401k contributions and invest in these assets classes with after tax dollars. **It is all about jobs.**

True story. Our sister firm, Navigator Money Management, Inc, was audited by the SEC last summer. The internal contact list was "below standards" because it did not include the full names of all staff. This is an issue for the SEC, but Bernie Madoff's $50 billion Ponzi scheme goes undetected? The Madoff auditors were either incompetent or crooked; either is a disservice to the American investing public. Investor confidence will take years to restore.

I guarantee you will NEVER be a victim, only to find out your Broker/Advisor "made off" with your hard earned savings, if you refuse to do business with anyone who does not provide you with monthly statements directly from a qualified custodian. Fidelity, Schwab and Vanguard are all qualified custodians. They safe keep your assets and report transactions, holdings and their values

From the Crow's Nest continued on page 2

Model Highlights

Effective January 2, 2009, the Navigator Team has several portfolio changes to announce. In the Capital Appreciation portfolio, exchange American Century Heritage (TWHIX) for Fidelity High Income (SPHIX) and exchange Fidelity Mid Cap Growth (FSMGX) for Navigator Fund (NAVFX). In the Growth & Income portfolio, exchange Fidelity Puritan (FPURX) for Fidelity Focused High Income (FHIFX). The Fidelity alternative for NAVFX is Fidelity Mega Cap Stock (FGRTX).

All three Fidelity Navigator portfolios topped the S&P 500 in 2008.

CAPITAL APPRECIATION
YTD:-31.25%

Rydex Precious Metals (RYPMX) was up 26.93% in December. Beat S&P 500 by 7.24%.

GROWTH & INCOME
YTD:-20.35%

Beat S&P 500 by 18.14%.

INCOME
YTD:-7.37%

Beat S&P 500 by 31.12%.

You should consider the investment objectives, risks, and charges and expenses of the fund carefully before investing. The prospectus contains this and other information about the fund. You may obtain a prospectus by call 1-800-239-9136. The prospectus should be read carefully before investing. As of December 31, 2008 the Navigator Fund's one year return is -23.83%, and the Fund's average annualized return since inception (5/3/2004) is -1.71%. Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-800-239-9136.

TABLE OF CONTENTS

From the Crow's Nest ___ 1
Model Highlights ________ 1
Market Index Update ____ 1
Model Portfolios ________ 3
Fund Rankings __________ 4
Fidelity Rankings ________ 7
Annuity Portfolios _______ 9
Economic Outlook ______ 12

Market Index Update

	December 31	MTD	YTD
DJIA	8,776.39	-0.60%	-33.84%
NASDAQ	1,577.03	2.70%	-40.54%
S&P 500	903.25	0.78%	-38.49%
Wilshire 5000	9087.17	1.59%	-38.68%
Russell 2000	499.45	5.56%	-34.80%
NAVFX	8.32	2.90%	-23.83%

Bernie made off….with Billions

directly to you. If your advisor sends you "back office" produced statements, be careful. Ask for them to also provide duplicate custodian statements. If they can not, move your assets immediately! To get information on Investment Advisers, go to http://www.adviserinfo.sec.gov/IAPD/Content/Search/iapd_OrgSearch.aspx, enter part of the firm name and click search. You can view the contents of their ADV form filed with the SEC. Pay special attention to Item 9A 1 and 9A 2, which discloses if the adviser will take custody of your cash, bank accounts and securities. "Yes" answers are a warning sign.

It is all about jobs. I counted no less than nine times over the last 12 months that I advised our subscribers to get into TIPS, zeros and gold. I even started calling them the "Navigator Trio." The composite of the three asset class in 2008 was 2.69%, compared to the S&P 500 of -38.49%. I also offered a great deal on our very valuable portfolio reviews in 2008. Far too few took advantage of the offer.

PUBLISHER'S NOTE: Below is my review of Mark's 2008 "Outlooks."

January 2008:

- Recession probability 70-75%. Correct.
- Save more money, a rainy day is coming. Correct.
- Reassess your risk tolerance and current allocation. Correct.
- Expect housing woes, credit crunch, lower interest rates, inflation concerns and market volatility. Correct.
- Stay with Gold, TIPS and Zeros. Correct.

June 2008:

- I see the third quarter being one of the worst since 2002. Think capital preservation. Correct.

Navigator Outlook #1: Home prices continue to drop. The Government bail-out plan back fires. Correct.

In our January 2008 newsletter Mark said "Credit is going to be hard to get, and this will decrease the number of eligible home buyers that are in the market. Fewer buyers will mean less demand, which, in turn, will equate to lower purchase offers. Also, to make up for the drain on revenues, finance companies are going to increase interest rates on credit cards. Even if you pay your credit card in full every month, check your rate today."

This was proven in a December 1, 2008 press release from Freddie Mac announcing its "Conventional Mortgage Home Price Index Purchase-Only Series registered a 7.3 percent annualized decline in U.S. house prices during the third quarter of 2008." This followed a downward revised 0.9 percent annualized drop in the second quarter.

Frank Nothaft, Freddie Mac Vice President and Chief Economist, said "The disruptions in the credit markets during the latter part of the third quarter have likely weakened housing demand and contributed to further declines in house prices." The release continued, stating that given the unemployment rate having risen to 6.5 percent in October, there will likely be further weakening in housing demand. "This could push the market bottom in home sales and housing starts out at least until the middle to late of 2009. It could also result in further declines in house prices." The Freddie Mac November forecast estimates the CMHPI purchase-only index will decline 4.3 percent over the course of 2009.

Mark also said "To make up for the drain on revenues, finance companies are going to increase interest rates on credit cards. Even if you pay your credit card in full every month, check your rate today." Correct.

An article in the Poughkeepsie Journal from December 19, 2008 states that Federal regulators are adopting sweeping new rules for the credit card industry with the intention to protect consumers from interest rate increases on existing account balances. The regulators are expecting the new rules to take effect in July 2009. In the article

From the Crow's Nest contnued on page 10

NAVIGATOR STAFF	
PORTFOLIO MANAGER	MARK A. GRIMALDI
PUBLISHER	JOHN S. MORGAN
MANAGING EDITOR	JOSEPH VISCONTI
CONTRIBUTING WRITER	PAUL M. FRANK
CIRCULATION COORDINATORS	JOAN AVENI
	CHERYL DULIN
RESEARCH COORDINATOR	AMANDA DANGERFIELD
ASSISTANT TO THE PUBLISHER	SHARON MARSHALL

FIDELITY NAVIGATOR

Model Portfolios through 12/31/2008

CAPITAL APPRECIATION

This portfolio is designed for the most aggressive investor and may be fully invested in equities at any time. Its goal is to provide an annual rate of return that out-performs the S&P 500. This portfolio involves substantial risk and should only be used by those with a large tolerance for risk.

Name	Symbol	NAV	Shares	Value	Pct	Monthly Ret.
ProFunds Rising Rates	RRPIX	$11.18	4,114.226	$45,997.05	30.13%	-2.35%
American Cent Heritage	TWHIX	$11.67	1,691.392	$19,738.54	12.93%	0.56%
Rydex Precious Metals	RYPMX	$42.14	505.943	$21,320.44	13.97%	26.93%
PIMCO Real Return	PRRDX	$9.45	4,857.745	$45,905.69	30.07%	7.44%
Fidelity Mid Cap Growth	FSMGX	$6.79	2,900.371	$19,693.52	12.90%	3.69%
				$152,655.24		

2001 Return -2.47%	2003 Return 36.21%	2005 Return 15.53%	2007 Return 16.06%	Monthly Return	5.10%
2002 Return -5.39%	2004 Return 20.72%	2006 Return 9.15%		YTD Return	-31.25%

Fidelity Alternatives: **FDSVX ($8.61, -0.25%) for TWHIX** **FSAGX ($31.58, 26.98%) for RYPMX** **FINPX ($10.50, -2.81%) for PRRDX**

GROWTH & INCOME

This portfolio is designed for investors that want growth, but with less volatility. This portfolio is benchmarked against a 60/40 blended index of the S&P 500 and the Lehman Brothers Aggregate Bond Index. This portfolio will adjust its equity vs. bond allocation to reflect market and economic variables.

Name	Symbol	NAV	Shares	Value	Pct	Monthly Ret.
Fidelity Inflation Protected	FINPX	10.50	2984.003259	$31,332.03	19.14%	6.02%
ProFunds Rising Rates 10	RTPIX	23.14	3045.152	$70,464.82	43.03%	-1.10%
Navigator Fund	NAVFX	8.32	2562.245	$21,317.88	13.02%	2.90%
Fidelity Puritan	FPURX	13.06	2361.643	$30,843.06	18.84%	2.23%
Dreyfus Small Cap	DISSX	13.39	730.706	$9,784.15	5.98%	6.17%
				$163,741.95		

2001 Return 14.06%	2003 Return 31.97%	2005 Return 8.66%	2007 Return 7.50%	Monthly Return	1.76%
2002 Return -8.89%	2004 Return 16.76%	2006 Return 9.92%		YTD Return	-20.35%

Fidelity Alternatives: **FCPVX ($9.32, 15.63%) for DISSX** **FSCRX ($10.35, 9.94%) for DISSX** **FGRTX ($6.95, 1.27%) for NAVFX**

INCOME

This portfolio is designed for the conservative investor whose primary objective is low volatility. This portfolio invests in at least 75% fixed income and/or cash investments. This model should be used by those with a short investment time horizon and/or those requiring current income.

Name	Symbol	NAV	Shares	Value	Pct	Monthly Ret.
Fidelity Inflation Protected	FINPX	$10.50	7829.076	$82,205.30	55.53%	6.02%
Fidelity Capital & Income	FAGIX	$5.46	4923.325	$26,881.36	18.16%	2.26%
American Century 2015	BTFTX	$97.04	401.304	$38,942.54	26.31%	10.53%
				$148,029.19		

2001 Return 2.76%	2003 Return 13.08%	2005 Return 5.09%	2007 Return 4.19%	Monthly Return	6.45%
2002 Return 5.72%	2004 Return 7.20%	2006 Return 10.84%		YTD Return	-7.37%

Fidelity Alternatives: **FGOVX ($10.95, 2.81%) for BTFTX**

Bias

Short-term outlook for equities: Bearish (as of July 1, 2008)

Long-term outlook for equities: Bullish (as of July 1, 2008)

Stop-loss/Take-profit S&P 500: 1,225 / 1,630 points

Navigator Rankings and Model Portfolio Selection Criterion

For investors not following our Model Portfolios, we have designed the Navigator Rankings in an effort to reduce the risk that investors may otherwise take in selecting funds without the time to properly conduct due diligence (funds above the dotted line are "buys", funds below the dotted line are "holds", "sells" are not listed). Rankings are based on a proprietary regression analysis model. Funds used in Model Portfolios undergo deeper levels of analysis and may or may not reflect the Navigator Rankings. The Stop-loss/Take-profit advice is for investors selecting equity funds and building their own portfolios, but not for the Model Portfolio(s) themselves, and/or for investors "timing" or "switching" Model Portfolios. When trades and/or bias changes are made, subscribers will be notified via the Weekly Market Commentary, as well as notification in the Newsletters. Navigator Newsletters track record data relies on the accuracy of previous staff and independent monitoring. Navigator Fund is co-managed by Mark A. Grimaldi, CFS. Navigator Money Management, Inc., a SEC Registered Investment Adviser, is affiliated with Navigator Newsletters and receives compensation on assets placed in NAVFX for asset management services.

NAVIGATOR RANKINGS

Fidelity Navigator's Mutual Fund Rankings as of December 31, 2008

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
GROWTH																
Merger Fund	MERFX	14.32	1	14.81	13.43	-2.26%	1.04%	-0.74%	-2.26%	11.68%	15.64%	70.54%	55.37	3.67%	5.86	2.02%
Gateway Fund	GATEX	24.17	2	28.65	21.38	-14.47%	3.38%	-11.72%	-14.47%	1.67%	13.81%	40.42%	56.67	6.38%	8.32	1.31%
Managers Small Company	MSCFX	9.38	3 +	10.58	8.89	-11.30%	0.00%	0.54%	-11.30%	6.88%	26.07%	--	55.72	5.03%	14.04	0.00%
Prudent Bear Fund	BEARX	6.69	4 +	7.81	5.12	26.85%	-2.89%	16.62%	26.85%	56.97%	37.53%	121.39%	43.06	9.24%	7.68	0.00%
Needham SmallCap Growth	NESGX	7.61	5 +	10.41	6.94	-23.42%	2.70%	-17.42%	-23.42%	-18.57%	-8.35%	--	59.49	6.82%	14.51	0.00%
Rydex Inverse Gov Long Bond	RYJUX	12.44	6 -	18.15	11.95	-29.44%	-12.70%	-26.00%	-29.44%	-26.85%	-36.53%	-45.42%	36.46	6.15%	11.42	0.00%
ValueLine Convertible	VALCX	8.32	7 +	12.30	7.51	-32.26%	4.10%	-19.84%	-32.26%	-18.97%	-10.97%	11.24%	59.98	5.57%	17.80	1.60%
Yacktman Fund	YACKX	9.68	8 +	13.09	7.73	-26.05%	2.39%	-18.44%	-26.05%	-11.35%	-3.81%	60.58%	55.86	9.43%	15.34	1.35%
Jensen Fund	JENSX	19.24	9 -	27.09	16.97	-28.97%	-1.63%	-21.70%	-28.97%	-13.11%	-9.17%	28.46%	53.29	9.21%	15.78	1.10%
Amana Growth	AMAGX	16.11	10 +	23.45	14.18	-29.96%	2.94%	-18.68%	-29.96%	-9.27%	34.19%	96.05%	54.71	8.05%	17.78	0.00%
Needham Aggressive Growth	NEAGX	9.45	11 +	13.05	8.32	-27.60%	3.96%	-15.26%	-27.60%	-6.14%	14.96%	--	58.06	8.15%	18.19	0.00%
FirstEagle Fund of Amer	FEAFX	17.03	12 +	26.52	14.62	-30.74%	3.41%	-20.71%	-30.74%	-9.85%	11.35%	53.68%	55.29	8.59%	18.10	0.00%
Chase Growth	CHASX	13.81	13 -	20.76	12.44	-33.46%	0.63%	-19.68%	-33.46%	-19.00%	5.46%	--	53.50	8.46%	17.77	0.18%
DWS Growth Allocation	SPGRX	9.66	14 +	14.35	8.37	-32.68%	2.62%	-18.89%	-32.68%	-20.01%	-6.36%	4.85%	56.19	7.40%	18.69	2.64%
DWS Lg Comp Gr	SCQGX	20.44	15 +	30.83	17.69	-32.84%	0.01%	-21.45%	-32.84%	-18.84%	-8.26%	-32.00%	53.61	9.73%	17.23	0.10%
Yacktman Focused	YAFFX	9.97	16	13.03	7.60	-23.48%	3.51%	-18.84%	-23.48%	-8.06%	-0.75%	46.45%	56.76	10.36%	14.33	1.13%
Aquinas Growth	AQEGX	10.96	17 -	16.98	9.45	-33.07%	0.03%	-21.47%	-33.07%	-24.70%	-11.21%	-12.52%	54.64	9.24%	17.72	0.02%
Gabelli Small Cap Gr	GABSX	20.53	18 +	29.74	16.80	-30.98%	3.43%	-21.87%	-30.98%	-11.78%	13.70%	96.97%	56.45	9.56%	18.84	0.00%
Alleg Montag & Caldwell Gr	MCGFX	17.35	19 +	25.83	14.89	-32.64%	0.13%	-20.35%	-32.64%	-11.89%	-3.37%	-13.79%	54.32	10.07%	17.90	0.21%
Sentinel Growth Leaders	BRFOX	8.63	20 +	13.68	7.41	-33.46%	2.49%	-17.02%	-33.46%	-11.92%	-3.41%	--	56.68	9.18%	19.66	0.00%
Dreyfus Appreciation	DGAGX	28.23	21 +	41.74	24.04	-32.37%	0.50%	-18.82%	-32.37%	-16.23%	-7.90%	-8.19%	54.35	10.17%	18.02	1.63%
Fidelity Asset Mgr: Gr	FASGX	10.74	22 +	16.50	9.13	-34.92%	3.53%	-18.88%	-34.92%	-23.03%	-15.30%	-11.73%	57.38	7.97%	20.47	1.84%
ProFunds Rising Rates Opp	RRPIX	11.18	23 -	18.71	10.85	-37.68%	-17.25%	-32.56%	-37.68%	-34.55%	-46.03%	--	30.43	7.03%	13.95	0.45%
Federated Stock	FSTKX	17.58	24 -	25.80	14.77	-31.86%	1.35%	-18.41%	-31.86%	-18.98%	-6.45%	6.81%	55.31	10.17%	18.63	1.47%
Buffalo USA Global	BUFGX	15.39	25 +	22.88	12.58	-32.69%	3.84%	-23.39%	-32.69%	-18.44%	-8.62%	23.96%	54.89	9.93%	20.00	0.47%
Fidelity Focused Stock	FTQGX	8.83	26 -	13.63	7.88	-33.03%	0.23%	-20.89%	-33.03%	-17.61%	12.52%	-8.01%	52.47	10.18%	18.62	0.53%
Pioneer Growth Leaders	LRPSX	6.96	27	10.52	6.02	-33.84%	0.58%	-23.93%	-33.84%	-24.41%	-19.90%	-28.78%	52.76	10.24%	18.64	0.00%
Rydex Inverse S&P 500	RYURX	50.32	28 +	62.07	35.70	40.94%	-2.61%	16.36%	40.94%	32.76%	18.95%	32.72%	44.06	11.05%	7.17	2.26%
Royce Premier	RYPRX	12.24	29 -	18.83	9.52	-28.29%	4.61%	-21.95%	-28.29%	-12.05%	26.46%	131.65%	57.64	10.61%	18.48	0.00%
Aston/ABN ARMO Growth	CHTIX	10.47	30 +	15.58	8.97	-32.65%	0.32%	-20.26%	-32.65%	-27.31%	-22.53%	-16.95%	54.62	10.21%	20.14	0.15%
Dreyfus Premier Third Cen	DRTHX	6.61	31 -	10.06	5.54	-34.30%	1.57%	-21.30%	-34.30%	-22.97%	-15.57%	-35.11%	54.88	10.20%	19.34	0.32%
Pioneer SmCap & MidCap Gr	PAPPX	20.69	32 -	32.20	17.31	-32.33%	0.34%	-22.15%	-32.33%	-16.03%	-7.11%	--	54.47	10.46%	18.00	0.00%
ProFunds Bear	BRPIX	33.83	33 +	41.98	24.20	39.78%	-3.15%	15.22%	39.78%	30.90%	16.68%	24.34%	43.87	11.08%	7.24	0.28%
Fidelity Contrafund	FCNTX	45.26	34 -	72.03	38.73	-37.16%	1.65%	-20.43%	-37.16%	-16.05%	12.28%	32.28%	55.14	9.39%	20.62	0.29%
SIT LargeCap Gr	SNIGX	30.09	35 -	46.17	25.88	-34.10%	0.36%	-21.13%	-34.10%	-17.60%	1.86%	-25.76%	53.81	10.40%	18.44	0.47%
IPO Plus Aftermarket	IPOSX	9.87	36 +	14.68	8.74	-32.77%	4.56%	-11.40%	-32.77%	-22.04%	-8.01%	-33.49%	62.75	5.70%	23.31	0.00%
ValueLine Larger Cos	VALLX	13.18	37 -	21.30	11.41	-38.12%	1.94%	-21.54%	-38.12%	-20.41%	-4.65%	-18.79%	55.45	9.94%	20.90	0.12%
Barrett Growth Shares	BGRWX	7.80	38	12.46	6.68	-37.40%	-0.26%	-21.84%	-37.40%	-25.56%	-15.38%	-20.16%	53.74	10.13%	21.07	0.00%
Fidelity Sm Cap Retire	FSCRX	10.35	39 -	15.15	7.78	-27.57%	9.94%	-25.03%	-27.57%	-22.83%	-3.13%	--	58.05	11.19%	17.77	0.60%
SoundShore Fund	SSHFX	22.76	40 +	35.34	18.55	-35.60%	3.30%	-24.81%	-35.60%	-23.01%	-5.15%	26.02%	56.05	10.56%	19.88	0.73%
Oakmark Fund	OAKMX	25.75	41 +	38.28	20.69	-32.61%	4.72%	-22.95%	-32.61%	-23.20%	-15.31%	7.53%	55.56	10.69%	20.94	1.14%
Rydex Inverse OTC	RYAIX	26.85	42 +	32.25	18.08	48.53%	-4.11%	18.70%	48.53%	29.71%	16.00%	-35.59%	45.92	11.41%	9.92	2.01%
Gabelli Asset	GABAX	31.01	43 +	49.38	25.13	-37.20%	3.55%	-21.74%	-37.20%	-14.43%	4.10%	46.42%	57.22	10.12%	21.71	0.46%
PBHG Strat Sm Comp	PSSCX	6.08	44 +	6.77	4.14	46.91%	6.11%	24.72%	46.91%	--	--	--	50.71	11.65%	6.59	1.64%
ProFunds Short OTC	SOPIX	20.10	45 -	24.44	13.83	45.38%	-5.02%	16.69%	45.38%	26.80%	13.86%	--	45.85	11.56%	10.15	0.46%
Lou Holland Growth	LHGFX	12.90	46 +	20.13	10.88	-34.83%	-0.47%	-21.28%	-34.83%	-24.98%	-17.23%	-17.29%	53.70	10.89%	19.38	0.00%
ProFunds LargeCap Growth	LGPIX	27.24	47 +	42.91	23.09	-36.52%	0.85%	-20.91%	-36.52%	-26.14%	-22.36%	--	54.14	10.71%	20.75	0.00%
Atlantic Whitehall Growth	WHGFX	6.06	48 -	9.89	5.22	-38.73%	0.83%	-20.89%	-38.73%	-27.79%	-24.62%	-11.82%	54.02	10.26%	21.06	0.00%
Wls Frgo AdvLargeCap Gr	STRFX	18.42	49 -	30.11	15.87	-38.82%	1.04%	-22.21%	-38.82%	-24.94%	-12.03%	-26.72%	53.49	10.36%	20.86	0.00%
Sentinel Capital Growth	BRGRX	12.41	50 +	20.24	10.32	-37.33%	2.58%	-19.63%	-37.33%	-21.37%	-13.84%	-14.94%	56.03	10.62%	20.95	0.11%
VALUE																
Westwood Mighty Mites	WEMMX	10.93	1	14.36	10.14	-23.86%	1.02%	-16.14%	-23.86%	-2.04%	24.62%	133.48%	54.38	5.07%	15.22	0.00%
Janus MidCap Value	JMCVX	15.28	2 +	22.05	12.28	-27.33%	2.97%	-19.63%	-27.33%	-10.02%	17.53%	165.50%	56.91	9.95%	16.28	0.84%
HeartLand Value Plus	HRVIX	18.70	3 -	26.42	15.33	-17.88%	1.80%	-22.79%	-17.88%	-2.27%	15.85%	113.78%	54.75	10.40%	14.99	0.46%
FAM Value	FAMVX	32.22	4 +	45.17	26.46	-28.68%	3.04%	-20.70%	-28.68%	-23.07%	-5.10%	46.59%	56.71	9.38%	18.31	0.39%
Janus SmallCap Value	JSCVX	15.37	5 -	20.72	12.34	-21.79%	3.25%	-18.83%	-21.79%	-9.50%	11.93%	124.90%	56.48	10.58%	14.81	1.41%
Cutler Equity	CALEX	8.46	6 +	12.26	7.05	-29.20%	0.00%	-19.27%	-29.20%	-12.66%	-3.00%	1.70%	52.88	10.75%	16.70	1.22%
FAM Equity Income	FAMEX	13.34	7 +	19.23	10.91	-29.04%	3.40%	-21.88%	-29.04%	-27.14%	-12.13%	29.46%	57.41	10.34%	19.54	1.32%
Artisan MidCap Value	ARTQX	12.96	8 +	19.68	9.59	-27.56%	10.36%	-22.92%	-27.56%	-15.91%	22.53%	--	59.32	10.74%	18.67	0.13%
Managers Value	MGIEX	16.35	9 +	21.59	16.22	-24.26%	0.00%	0.43%	-24.26%	-17.52%	-0.88%	13.26%	50.53	6.55%	22.49	0.85%
NeubBerm Gen Tr	NBGEX	31.09	10 -	50.42	25.91	-32.85%	0.37%	-26.55%	-32.85%	-12.28%	21.08%	138.83%	54.97	10.33%	18.50	0.00%
Hennessy Total Return	HDOGX	8.44	11 +	12.37	7.23	-31.76%	0.23%	-18.41%	-31.76%	-15.18%	-13.29%	5.31%	52.02	9.37%	21.28	2.22%
Artisan SmallCap Value	ARTVX	10.26	12 -	14.86	7.67	-23.60%	8.94%	-23.99%	-23.60%	-14.45%	15.11%	148.03%	58.75	11.25%	17.15	0.00%
Oak Value	OAKVX	14.53	13 +	21.94	12.17	-33.76%	0.69%	-21.90%	-33.76%	-20.68%	-15.53%	-3.89%	53.30	10.32%	20.17	0.00%
Heartland Select Val	HRSVX	18.07	14 +	28.00	14.20	-31.23%	4.65%	-23.59%	-31.23%	-16.53%	10.85%	101.32%	56.69	11.08%	19.23	0.50%
CRM MidCap Value	CRMMX	18.66	15 -	29.18	15.63	-35.16%	1.94%	-22.28%	-35.16%	-16.43%	12.21%	--	55.69	10.27%	19.27	0.83%
ThirdAve Sm Cap Val	TASCX	14.63	16 -	24.23	11.77	-34.56%	6.35%	-28.68%	-34.56%	-26.07%	-0.40%	80.80%	58.43	9.64%	19.82	0.50%
Westwood Equity	WESWX	7.22	17 +	10.83	6.08	-33.13%	0.42%	-20.64%	-33.13%	-11.16%	13.67%	35.49%	55.09	11.07%	19.55	0.81%
CRM SmallCap Value	CRMSX	14.10	18 -	21.01	11.19	-30.62%	5.65%	-23.79%	-30.62%	-23.28%	-0.22%	101.28%	58.67	11.29%	18.77	0.33%
Touchstone Diversified Sm Cap Val	TCSVX	9.17	19 +	13.31	7.21	-25.79%	4.79%	-22.28%	-25.79%	-16.67%	3.18%	117.23%	57.51	11.75%	17.82	0.68%
Boston Part Mid Cap	BPMCX	6.38	20 +	9.56	4.91	-32.52%	5.24%	-21.90%	-32.52%	-17.19%	9.74%	51.14%	57.67	11.12%	20.12	0.73%

Rankings continued on page 5

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
ThomWhite Am Opps	TWAOX	9.31	21 -	15.14	7.64	-36.55%	4.49%	-26.26%	-36.55%	-26.37%	-3.79%	--	57.13	10.36%	20.13	0.38%
Loomis SmallCap Value	LSCRX	16.54	22 -	24.33	13.17	-32.01%	4.81%	-23.77%	-32.01%	-17.23%	6.65%	73.05%	58.30	10.83%	20.73	0.22%
AmeriStock Fund	AMSTX	25.34	23 +	38.51	21.55	-34.20%	0.14%	-21.56%	-34.20%	-21.96%	-20.11%	2.17%	51.93	10.91%	21.04	4.40%
Boston Part Lg Cap	BPLIX	9.03	24 +	13.80	7.44	-34.56%	-0.45%	-22.11%	-34.56%	-18.58%	4.07%	34.38%	52.03	11.19%	20.79	0.97%
Fidelity Low-Price Stock	FLPSX	23.12	25 +	36.79	18.17	-36.17%	8.61%	-20.73%	-36.17%	-22.46%	2.99%	115.31%	59.73	9.71%	22.29	0.43%
Northern Trust Small Cap	NOSGX	10.52	26 -	14.99	8.14	-23.43%	5.83%	-21.80%	-23.43%	-15.92%	11.37%	88.62%	57.71	12.48%	17.32	0.82%
ABN AMRO/TAMRO LC Val	ATLVX	7.84	27 +	12.47	6.54	-37.12%	2.46%	-23.58%	-37.12%	-23.19%	-9.44%	--	55.05	10.31%	21.71	0.31%
Goldman MidCap Value	GSMCX	22.20	28 -	36.51	18.05	-36.47%	2.83%	-23.71%	-36.47%	-23.79%	8.29%	94.95%	56.88	10.76%	20.37	1.20%
Wells Fargo Adv C&B LgCap Value	CBEQX	5.72	29 +	8.94	4.56	-36.01%	3.93%	-23.67%	-36.01%	-23.85%	-14.08%	32.82%	56.19	10.45%	22.08	1.52%
Wlls Frgo Adv C&B MidCap Value	CBMDX	10.50	30 +	15.83	8.24	-33.68%	5.37%	-23.46%	-33.68%	-24.05%	-10.51%	--	57.06	10.73%	23.03	1.13%
Gabelli Bl Chip Val AAA	GABBX	9.40	31 -	14.46	7.84	-33.71%	-0.63%	-22.08%	-33.71%	-22.04%	-6.53%	--	52.94	11.37%	20.21	0.11%
Touchstone SmallCap Value Opp	TSVOX	11.80	32 -	18.05	9.73	-33.64%	2.50%	-23.51%	-33.64%	-26.11%	0.30%	--	56.67	11.21%	20.65	0.00%
Wells Fargo US Value	SEQIX	8.93	33 +	13.43	7.43	-33.53%	0.11%	-21.83%	-33.53%	-24.68%	-12.54%	-4.16%	53.29	11.34%	21.88	1.42%
FBR SmallCap Value	FBRVX	30.72	34 +	46.44	23.87	-33.85%	4.55%	-16.38%	-33.85%	-13.05%	16.24%	151.63%	56.47	11.17%	23.14	0.00%
ABN AMRO Value	RVALX	7.50	35	11.48	6.08	-34.65%	3.15%	-19.32%	-34.65%	-14.57%	4.69%	9.27%	57.49	11.33%	20.83	1.27%
Touchstone Value Opps	CCEVX	10.46	36 -	16.84	8.50	-35.66%	2.95%	-22.23%	-35.66%	-19.58%	6.17%	61.57%	55.66	11.57%	19.48	0.83%
Northern Trust Large Cap	NOLVX	7.15	37 +	10.85	5.78	-34.10%	2.65%	-21.18%	-34.10%	-24.23%	-13.23%	--	54.43	11.23%	22.82	2.25%
Weitz Partners Value	WPVLX	12.31	38 +	19.87	9.59	-38.06%	4.77%	-21.74%	-38.06%	-30.59%	-22.11%	18.74%	56.21	9.93%	24.98	0.11%
Neuberger Berm Guard Tr	NBGTX	7.55	39 -	12.31	6.39	-38.27%	0.45%	-26.38%	-38.27%	-24.88%	-5.72%	-1.74%	55.20	11.37%	19.58	0.33%
Dreyfus Sm Comp Val	DSCVX	14.10	40	21.15	10.20	-31.91%	11.13%	-19.48%	-31.91%	-24.97%	-9.37%	63.28%	60.32	11.56%	21.65	0.75%

BALANCED

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Fidelity Freedom 2000	FFFBX	10.05	1 +	11.75	9.45	-14.00%	1.80%	-8.16%	-14.00%	-3.30%	5.11%	31.31%	59.09	2.73%	7.60	3.37%
Fidelity Freedom 2010	FFFCX	10.36	2 +	13.88	9.22	-25.32%	3.05%	-14.15%	-25.32%	-12.19%	-0.26%	24.74%	58.16	5.47%	14.36	2.77%
Alpha Strategies	ALPHX	8.88	3 +	13.08	8.69	-32.09%	-1.36%	-19.20%	-32.09%	-19.64%	-3.15%	--	45.68	2.84%	15.64	1.02%
Oakmark Equity and Inc	OAKBX	21.56	4 +	27.27	19.77	-16.18%	0.89%	-11.89%	-16.18%	4.00%	24.65%	129.44%	56.36	4.83%	10.48	1.44%
UAM FPA Cresc Port	FPACX	19.59	5	26.23	17.94	-20.55%	1.61%	-16.09%	-20.55%	-4.57%	16.56%	101.54%	56.29	4.90%	12.24	1.48%
Fidelity Capital & Inc	**FAGIX**	**5.46**	**6 +**	**8.27**	**5.19**	**-32.79%**	**0.92%**	**-24.09%**	**-32.79%**	**-21.12%**	**-6.37%**	**26.91%**	**54.52**	**3.26%**	**15.12**	**5.95%**
Hennessy Balanced	HBFBX	8.54	7 +	11.06	7.70	-22.76%	0.14%	-12.52%	-22.76%	-8.00%	-9.73%	3.76%	51.92	6.37%	14.79	1.99%
SIT Balanced	SIBAX	12.32	8 +	16.72	11.46	-26.30%	0.22%	-15.44%	-26.30%	-12.12%	3.19%	-0.35%	53.04	6.29%	13.87	3.30%
Westwood Balanced	WEBAX	9.19	9 +	11.51	8.18	-19.31%	1.21%	-11.20%	-19.31%	0.01%	18.97%	47.07%	56.43	6.46%	11.40	1.80%
Fidelity Congress Street	CNGRX	357.15	10 +	487.15	314.66	-26.69%	-0.12%	-15.03%	-26.69%	-5.28%	3.95%	11.41%	52.97	9.13%	16.07	2.00%
Mathers Fund	MATRX	10.47	11 +	10.54	10.45	0.20%	0.01%	-0.18%	0.20%	6.76%	6.95%	7.13%	33.33	0.21%	0.32	0.01%
Exeter Pro-Blend Conserv	EXDAX	11.24	12 +	11.92	10.59	-5.04%	1.74%	-2.76%	-5.04%	9.76%	21.60%	63.60%	59.71	2.43%	3.95	1.91%
Gabelli ABC	GABCX	9.28	13 +	9.69	8.76	-2.63%	1.84%	-1.22%	-2.63%	16.77%	24.95%	67.10%	59.90	2.36%	3.15	0.95%
Fidelity Asset Mgr: Inc	FASIX	10.32	14 -	12.00	9.74	-13.95%	2.16%	-7.78%	-13.95%	-3.25%	9.34%	38.14%	61.32	2.27%	7.48	3.65%
Aston Balanced	CHTAX	4.76	15 +	6.21	4.25	-22.86%	0.89%	-11.60%	-22.86%	-15.76%	-10.01%	4.67%	56.12	6.52%	14.13	1.27%
Laudus Rosenberg Val Lng/Shrt	BRMIX	9.64	16 -	10.76	9.32	-8.28%	1.69%	-5.12%	-8.28%	-3.66%	4.86%	18.38%	59.65	3.06%	5.96	0.00%
Buffalo Balanced	BUFBX	8.14	17 +	11.84	7.24	-29.47%	0.69%	-20.62%	-29.47%	-9.73%	8.55%	31.78%	55.52	7.30%	15.20	3.34%
Arbitrage Fund	ARBFX	11.81	18 +	12.32	10.53	-0.72%	3.18%	-0.80%	-0.72%	12.61%	12.97%	--	61.54	5.25%	4.12	0.00%
Hancock LgCap Fund	MSBFX	12.62	19 +	17.96	11.03	-29.71%	-1.39%	-19.41%	-29.71%	-17.81%	-15.62%	-9.65%	52.32	9.11%	17.10	0.75%
Columbia Balanced	CBALX	19.02	20 -	25.00	16.72	-23.27%	1.99%	-14.05%	-23.27%	-6.59%	5.35%	14.55%	56.86	6.30%	12.48	2.49%
ValueLine Income	VALIX	6.39	21 -	8.28	5.64	-21.53%	2.86%	-13.78%	-21.53%	-7.00%	17.00%	49.72%	57.58	5.91%	12.16	2.83%
Fidelity Freedom 2020	FFFDX	10.05	22 +	14.81	8.71	-32.12%	3.27%	-18.15%	-32.12%	-17.77%	-2.93%	15.59%	57.28	7.23%	18.49	2.03%
Exeter Pro-Blend Moderate	EXBAX	10.15	23 +	12.44	9.21	-18.41%	1.60%	-11.77%	-18.41%	-1.17%	16.28%	58.72%	55.76	5.16%	10.76	1.70%
Janus Balanced	JABAX	20.02	24 -	24.30	17.98	-15.22%	4.93%	-6.18%	-15.22%	3.25%	20.95%	47.49%	66.02	4.40%	10.49	2.42%
Rainier Balanced	RIMBX	11.82	25 +	16.42	10.63	-27.99%	1.61%	-14.32%	-27.99%	-11.71%	0.81%	17.47%	55.84	6.47%	14.93	1.59%
DWS Conservative Allocation	SCPCX	9.02	26 -	11.91	8.33	-24.28%	2.08%	-14.42%	-24.28%	-13.37%	-2.32%	7.62%	57.45	3.66%	12.72	4.43%
GreenCen Balanced	GCBLX	13.10	27 -	17.69	11.74	-25.94%	2.15%	-15.10%	-25.94%	-17.73%	-14.39%	51.95%	56.28	6.27%	14.79	1.58%
Aston Montag & Cald Bal	MOBAX	15.74	28 -	19.59	14.01	-19.40%	2.08%	-10.36%	-19.40%	-1.34%	5.18%	8.87%	57.75	6.04%	11.50	1.20%
Parnassus Equity Income	PRBLX	19.29	29 +	25.58	16.41	-22.95%	2.83%	-19.16%	-22.95%	0.86%	12.76%	80.41%	56.46	9.44%	12.78	0.97%
Fidelity Four In One Indx	FFNOX	19.83	30 +	29.43	16.54	-32.62%	3.05%	-18.44%	-32.62%	-17.16%	-0.92%	--	56.34	9.33%	19.51	2.06%
Boston Part Lng/Sht Equity	BPLEX	9.12	31 -	11.99	7.24	-21.33%	6.01%	-19.44%	-21.33%	-12.61%	10.37%	--	58.84	9.47%	12.64	0.00%
Fidelity Puritan	**FPURX**	**13.06**	**32 -**	**18.30**	**11.56**	**-28.64%**	**2.23%**	**-15.49%**	**-28.64%**	**-13.04%**	**-0.54%**	**22.76%**	**56.67**	**6.54%**	**16.40**	**3.23%**
Dreyfus Premier Balanced Opp	THPBX	12.39	33 +	17.75	11.05	-30.16%	-1.04%	-18.59%	-30.16%	-19.40%	-14.89%	25.35%	48.49	7.63%	15.75	0.00%
Dreyfus Premier Core Equity	DLTSX	11.74	34 +	17.22	10.15	-31.81%	-0.09%	-18.64%	-31.81%	-16.66%	-10.69%	--	53.95	10.04%	17.91	0.99%
Dreyfus Lifetime Gr & Inc	DGIIX	12.42	35 -	16.07	10.89	-22.71%	2.95%	-11.31%	-22.71%	-11.31%	-0.72%	4.95%	57.60	6.31%	15.30	1.17%
Westport Fund	WPFRX	14.67	36 +	22.57	12.67	-30.28%	0.40%	-19.70%	-30.28%	-10.20%	17.13%	--	55.15	9.24%	17.73	0.01%
Fidelity Asset Manager	FASMX	10.84	37 -	14.92	9.62	-27.34%	3.15%	-14.74%	-27.34%	-15.64%	-7.51%	11.34%	58.23	5.60%	15.66	3.23%
Wells Fargo Advantage MidCap	SMCDX	13.55	38 +	20.53	11.40	-30.07%	-0.53%	-21.89%	-30.07%	-21.34%	2.87%	--	55.03	10.31%	18.46	0.64%
Exeter Pro-Blend Ext-Term	MNBAX	11.30	39 +	15.13	9.96	-25.31%	1.83%	-16.16%	-25.31%	-6.44%	13.86%	61.72%	55.22	6.79%	14.56	1.56%
Fidelity Freedom 2030	FFFEX	9.76	40 +	15.48	8.23	-36.93%	3.39%	-21.05%	-36.93%	-22.20%	-6.48%	--	56.76	8.82%	21.54	1.70%

SECTOR - VARIOUS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Allianz RCM Biotechnology	DRBNX	22.02	1 +	29.97	20.12	-14.32%	0.00%	-15.24%	-14.32%	-14.05%	-4.39%	132.84%	40.36	8.94%	16.70	0.00%
FBR SmallCap Financial	FBRSX	14.79	2 +	17.92	13.15	-6.75%	2.49%	-6.39%	-6.75%	-18.87%	-7.31%	140.67%	60.42	9.03%	12.70	0.00%
Fidelity Sel Med Sys/Equip	FSMEX	18.45	3 -	26.56	15.90	-23.38%	5.10%	-25.55%	-23.38%	-6.01%	18.66%	157.71%	54.33	8.17%	13.73	0.02%
Fidelity Real Estate Income	FRIFX	6.63	4 -	9.66	6.28	-31.23%	1.95%	-23.42%	-31.23%	-28.12%	-15.65%	--	48.94	3.83%	15.33	5.36%
Gabelli Utilities	GABUX	6.43	5 +	8.13	5.58	-20.90%	2.08%	-8.81%	-20.90%	5.71%	32.40%	--	59.31	7.85%	13.59	9.78%
Rydex Consumer Products	RYCIX	29.50	6 +	38.36	26.16	-23.08%	2.20%	-14.32%	-23.08%	0.38%	13.07%	14.64%	58.14	7.44%	14.37	0.54%
FBR LgCap Financial	FBRFX	9.81	7 +	14.31	9.22	-29.93%	-2.68%	-15.87%	-29.93%	-29.57%	-21.67%	20.22%	49.68	11.01%	19.11	0.00%
Westwood Realty	WESRX	6.38	8 +	8.95	5.35	-28.09%	1.27%	-18.33%	-28.09%	-20.54%	7.46%	105.83%	54.73	9.29%	18.32	4.26%
Kinetics Medical Fund	MEDRX	15.23	9 +	19.88	13.13	-20.42%	6.08%	-14.97%	-20.42%	5.50%	12.03%	--	58.84	7.90%	12.94	0.81%
Oak Assoc Health Sciences	LOGSX	9.14	10 +	12.29	7.72	-23.64%	6.40%	-16.15%	-23.64%	-23.77%	-4.39%	--	59.18	8.45%	14.71	0.00%
Fidelity Sel Consumer Staples	FDFAX	50.99	11 +	65.69	44.62	-22.31%	3.04%	-12.95%	-22.31%	13.44%	39.06%	52.20%	60.42	7.73%	13.66	1.01%
Rydex US Gov't Bond	RYGBX	16.47	12 +	16.90	10.50	49.70%	19.00%	41.22%	49.70%	59.98%	89.33%	120.03%	68.08	6.89%	5.13	3.08%
Rydex Utilities	RYUIX	23.32	13 +	32.81	19.72	-28.09%	0.28%	-9.51%	-28.09%	-2.01%	25.91%	--	59.11	10.13%	18.04	0.40%
FBRGas Utility Indx	GASFX	13.95	14 +	20.28	12.18	-28.89%	-0.37%	-16.93%	-28.89%	-1.67%	37.34%	65.02%	55.59	10.22%	16.23	1.74%
DWS Health Care	SCHLX	19.02	15 -	25.59	16.36	-23.40%	6.02%	-16.45%	-23.40%	-8.71%	7.85%	72.82%	59.79	8.07%	14.18	0.00%
Janus Global Life Sciences	JAGLX	17.13	16 -	24.43	14.62	-28.77%	5.59%	-18.95%	-28.77%	-14.42%	9.64%	71.72%	58.22	8.75%	15.97	0.11%
Allianaz RCM Global Health	DGHCX	18.15	17 -	25.39	15.65	-26.43%	5.28%	-17.46%	-26.43%	-18.57%	-6.54%	70.06%	58.67	8.09%	16.30	0.00%
Century Shares Trust	CENSX	14.38	18 +	22.56	12.81	-36.25%	-0.55%	-21.64%	-36.25%	-25.19%	-10.49%	14.86%	53.05	9.14%	19.78	0.14%
Rydex Health Care	RYHIX	11.95	19 -	16.38	10.09	-24.70%	7.17%	-15.61%	-24.70%	-16.26%	-1.57%	3.78%	60.10	8.34%	15.91	0.00%
Fidelity Sel Transport	FSRFX	32.23	20 +	46.67	27.88	-27.03%	0.29%	-19.39%	-27.03%	-20.58%	12.90%	107.66%	54.88	11.54%	19.59	0.57%
Touchstone Healthcare & Biotech	THBCX	12.05	21 -	17.77	10.60	-30.39%	4.24%	-20.20%	-30.39%	-12.45%	11.07%	--	57.54	7.94%	17.07	0.00%
Fidelity Sel Biotech	FBIOX	59.11	22 -	74.39	50.98	-11.35%	8.50%	-10.07%	-11.35%	-5.73%	14.82%	60.71%	59.88	9.16%	14.56	0.00%

Rankings continued on page 6

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Fidelity Sel Pharm	FPHAX	8.81	23 -	11.79	7.58	-22.71%	5.89%	-9.19%	-22.71%	-1.40%	11.83%	--	61.31	8.12%	17.61	1.13%
Rydex Biotechnology	RYOIX	20.60	24 -	26.51	17.27	-10.55%	10.22%	-11.82%	-10.55%	-8.36%	4.30%	74.55%	59.57	9.62%	14.91	0.00%
Rydex Transportation	RYPIX	19.00	25 -	28.10	15.61	-25.14%	3.21%	-18.91%	-25.14%	-26.70%	-3.75%	-21.42%	56.62	12.59%	19.30	0.00%
AIM Utilities	FSTUX	13.17	26 +	19.76	11.30	-32.60%	-0.93%	-12.54%	-32.60%	1.28%	48.31%	11.75%	56.87	10.41%	18.72	1.87%
ICON Telecom & Utilities	ICTUX	5.54	27 +	7.96	4.81	-30.36%	-0.28%	-6.41%	-30.36%	6.34%	36.66%	37.14%	55.68	9.30%	19.97	4.50%
Fidelity Sel Environmental	FSLEX	13.39	28 +	19.53	11.02	-30.50%	5.20%	-16.69%	-30.50%	-13.66%	1.45%	-1.06%	58.80	10.78%	18.01	0.31%
ICON Healthcare	ICHCX	11.34	29 -	16.61	9.65	-29.91%	6.28%	-15.94%	-29.91%	-24.50%	1.42%	73.57%	59.06	8.05%	19.87	0.00%
Fidelity Sel Utilities Gr	FSUTX	40.26	30 +	64.03	34.87	-36.00%	-2.11%	-10.50%	-36.00%	-1.65%	33.61%	0.07%	55.79	10.45%	21.49	1.34%
ICON Energy	ICENX	14.26	31 +	23.78	12.05	-33.38%	-1.45%	-17.18%	-33.38%	1.35%	98.72%	545.05%	54.05	13.12%	21.83	0.34%
Rydex Sector Rotation	RYSRX	9.48	32 +	15.97	8.50	-40.23%	-1.35%	-21.78%	-40.23%	-18.95%	2.04%	--	52.87	10.26%	24.03	0.00%
Fidelity Utility	FIUIX	13.07	33 +	19.86	11.15	-34.19%	-0.04%	-10.08%	-34.19%	-4.80%	26.55%	-3.72%	56.43	10.34%	21.48	2.64%
ICON Leis & Cnsmr Staple	ICLEX	5.75	34 -	9.02	4.88	-36.23%	3.64%	-21.95%	-36.23%	-22.17%	-17.56%	29.48%	57.46	8.94%	22.04	0.00%
Rydex Retailing	RYRIX	8.08	35 +	12.51	6.39	-33.72%	5.76%	-24.20%	-33.72%	-36.73%	-27.53%	-34.27%	54.48	11.82%	22.12	0.00%
Fidelity Sel Health Care	FSPHX	80.99	36 -	122.45	68.51	-32.48%	6.09%	-18.14%	-32.48%	-20.20%	1.33%	8.59%	58.83	8.24%	19.91	0.26%
ProFunds Ultra Biotech	BIPIX	50.49	37 -	71.45	41.08	-1.16%	11.98%	-13.72%	-1.16%	-14.21%	27.02%	--	58.37	14.00%	18.69	0.00%
Leuthold Select Industries	LSLTX	10.74	38 -	16.62	8.93	-34.67%	5.60%	-17.64%	-34.67%	-11.16%	23.01%	--	57.57	10.63%	19.99	0.00%
Fidelity Sel Const & Hous	FSHOX	23.87	39 +	35.95	16.44	-26.93%	7.12%	-19.19%	-26.93%	-32.60%	-5.23%	42.74%	54.34	15.61%	21.46	0.80%
Fidelity Sel Chem	FSCHX	46.21	40 -	95.65	38.98	-43.34%	-3.01%	-31.90%	-43.34%	-15.01%	14.16%	92.04%	50.01	14.15%	24.14	0.83%

SECTOR - TECHNOLOGY/TELECOMMUNICATIONS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
Buffalo Science & Tech	BUFTX	8.35	1 +	13.23	6.62	-36.87%	7.74%	-21.45%	-36.87%	-23.55%	-5.44%	--	56.51	9.83%	25.81	0.00%
FBR LgCap Technology	FBRTX	6.59	2 -	11.54	5.49	-42.89%	3.78%	-22.74%	-42.89%	-31.78%	-18.58%	--	54.93	9.88%	24.61	0.00%
Kinetics Internet	WWWFX	20.71	3 -	35.85	18.19	-42.24%	2.52%	-21.36%	-42.24%	-14.66%	-7.66%	37.43%	55.66	7.96%	26.29	0.14%
Northern Technology	NTCHX	8.32	4	14.27	7.17	-41.70%	4.13%	-23.74%	-41.70%	-28.40%	-27.46%	-39.23%	54.60	10.15%	25.96	0.00%
Gamco Glob Telecomm	GABTX	15.31	5 +	25.77	12.33	-40.58%	6.61%	-16.75%	-40.58%	-9.39%	14.97%	25.35%	58.69	10.36%	26.49	1.26%
Royce Technology Value	RYTVX	3.44	6 -	5.98	2.87	-42.46%	2.10%	-26.95%	-42.46%	-36.35%	-43.54%	--	54.25	10.25%	26.05	0.00%
Fidelity Sel Software Comp	FSCSX	47.00	7 -	81.23	40.36	-42.14%	1.53%	-20.77%	-42.14%	-10.46%	-3.59%	42.47%	53.02	11.61%	25.35	0.00%
Fidelity Sel Multimedia	FBMPX	22.19	8 +	36.83	16.83	-39.29%	5.52%	-24.41%	-39.29%	-37.20%	-30.50%	-4.30%	57.21	12.10%	25.17	0.17%
Firsthand Tech Val	TVFQX	23.41	9	44.53	19.35	-47.43%	8.43%	-28.71%	-47.43%	-29.32%	-25.85%	-16.91%	55.20	9.04%	28.84	0.00%
Janus Global Technology	JAGTX	8.85	10 -	15.60	7.07	-43.27%	6.12%	-25.94%	-43.27%	-25.34%	-15.73%	-9.13%	56.14	11.57%	25.89	0.00%
Firsthand E-Comm	TEFQX	2.69	11 +	4.67	2.09	-42.40%	11.16%	-19.46%	-42.40%	-20.88%	-12.09%	--	57.17	10.69%	30.35	0.00%
Allianz RCM Technology	DGTNX	23.16	12 -	44.46	19.02	-47.91%	6.35%	-24.06%	-47.91%	-29.87%	-10.66%	--	55.68	10.29%	29.01	0.00%
Oak Assoc Red Oak Tech Sel	ROGSX	4.43	13 +	8.00	3.62	-44.63%	4.98%	-28.55%	-44.63%	-36.08%	-35.14%	-55.70%	52.51	11.13%	27.32	0.00%
Rydex Technology	RYTIX	7.54	14 +	13.80	6.28	-45.36%	3.29%	-26.87%	-45.36%	-34.83%	-33.10%	-50.72%	53.17	11.42%	27.17	0.00%
AIM Technology	FTCHX	16.96	15 +	30.59	14.20	-44.56%	2.66%	-25.68%	-44.56%	-34.52%	-31.08%	-46.32%	52.55	11.32%	29.47	0.00%
Fidelity Sel Comp	FDCPX	24.89	16 -	48.35	22.20	-48.52%	-1.27%	-28.76%	-48.52%	-31.01%	-30.59%	-40.79%	48.17	10.76%	29.30	0.00%
Firsthand Tech Leaders	TLFQX	12.28	17 +	23.06	9.80	-46.75%	6.04%	-25.76%	-46.75%	-35.20%	-28.73%	-30.55%	53.12	11.07%	29.40	0.00%
ICON Information Tech	ICTEX	5.77	18 -	11.05	4.92	-47.78%	1.76%	-26.59%	-47.78%	-33.98%	-34.13%	18.82%	54.88	10.93%	29.14	0.00%
Oak Assoc Emerging Tech	BOGSX	1.48	19 -	2.80	1.20	-47.14%	2.07%	-24.49%	-47.14%	-30.84%	-31.48%	--	53.04	12.11%	26.56	0.00%
Kinetics Intern Emerg Gr	WWWEX	2.36	20 +	4.79	1.94	-50.72%	8.29%	-18.96%	-50.72%	-39.93%	-33.61%	--	54.56	9.72%	31.67	1.11%
Guinnes Atkinson Global Innov	IWIRX	11.21	21 -	20.54	8.66	-45.42%	6.04%	-22.86%	-45.42%	-21.46%	-2.61%	-9.18%	55.63	12.11%	27.32	2.86%
Rydex Internet	RYIIX	24.52	22 +	44.41	19.62	-44.79%	6.22%	-23.21%	-44.79%	-33.33%	-26.26%	--	54.53	12.16%	30.00	1.01%
Rydex Telecommunications	RYMIX	10.69	23 +	19.50	8.65	-45.19%	3.22%	-20.98%	-45.19%	-28.63%	-19.47%	-69.23%	54.65	12.27%	29.68	1.71%
Columbia Technology	CMTFX	5.88	24 -	12.00	5.06	-51.00%	1.55%	-28.55%	-51.00%	-34.04%	-6.43%	--	51.98	11.22%	30.91	0.00%
Kinetics New Paradigm	WWNPX	14.43	25 +	30.82	11.58	-53.17%	-0.06%	-29.00%	-53.17%	-27.50%	1.80%	--	51.93	10.60%	31.62	0.00%
Fidelity Sel Comm Equipment	FSDCX	11.52	26 +	22.83	9.50	-48.51%	3.71%	-30.46%	-48.51%	-42.21%	-30.30%	-38.78%	54.83	11.77%	31.21	0.18%
Wasatch Global Sci & Tech	WAGTX	7.21	27 -	15.26	6.14	-52.75%	2.12%	-30.07%	-52.75%	-38.00%	-30.74%	--	54.00	10.45%	33.38	0.00%
Jacob Internet Fund	JAMFX	1.28	28 +	2.62	1.06	-51.15%	4.07%	-31.18%	-51.15%	-43.67%	-17.43%	--	50.90	11.00%	35.18	0.00%
Fidelity Sel Electronics	FSELX	22.65	29 -	45.18	18.68	-49.87%	5.24%	-26.31%	-49.87%	-47.37%	-45.06%	-32.31%	53.36	12.23%	31.28	0.43%
Rydex Electronics	RYSIX	6.10	30 -	12.17	4.95	-49.88%	5.35%	-27.98%	-49.88%	-47.82%	-56.83%	-51.31%	53.24	12.77%	30.80	0.00%

INTERNATIONAL - EXCLUDING BOND FUNDS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
Prudent Global Income	PSAFX	12.03	1	13.02	11.10	0.32%	6.24%	0.85%	0.32%	23.79%	22.55%	--	66.44	2.67%	6.28	7.36%
UBS Global Bond	BPGBX	8.33	2	9.19	7.82	-7.56%	5.40%	-0.64%	-7.56%	0.06%	1.28%	32.87%	63.51	2.15%	6.47	13.98%
Fidelity Global Bal	FGBLX	16.66	3	22.06	14.86	-23.27%	5.19%	-10.02%	-23.27%	-0.75%	22.97%	59.31%	60.22	5.38%	14.47	1.69%
Matthews Asian Gr & Inc	MACSX	11.49	4	17.01	9.63	-32.07%	7.85%	-14.41%	-32.07%	1.88%	43.22%	281.99%	62.38	7.04%	18.73	2.16%
Common Japan	CNJFX	2.75	5 +	3.66	2.27	-23.40%	9.56%	-3.17%	-23.40%	-30.02%	-17.64%	-35.61%	62.79	7.94%	20.34	0.00%
Austin Global Eqty	AGEQX	13.64	6 +	21.89	11.70	-36.86%	4.30%	-19.32%	-36.86%	-16.11%	15.06%	19.97%	56.50	7.62%	22.24	0.00%
Matthews Japan	MJFOX	10.19	7 +	14.69	8.45	-28.38%	10.04%	-9.70%	-28.38%	-40.34%	-16.40%	--	61.57	9.09%	22.15	0.00%
UBS Global Allocation	BPGLX	7.50	8	11.71	6.27	-35.88%	3.51%	-21.44%	-35.88%	-23.33%	-6.52%	27.96%	55.99	9.21%	20.03	3.46%
Common Aust/New Zea	CNZLX	7.35	9	14.04	7.17	-46.93%	-7.15%	-30.57%	-46.93%	-24.08%	0.14%	73.15%	38.07	8.52%	22.56	10.28%
ThirdAve International Value	TAVIX	11.58	10 +	19.20	9.76	-37.28%	6.67%	-20.31%	-37.28%	-24.06%	14.45%	--	56.70	7.92%	23.28	0.13%
Amidex 35 Israel	AMDEX	9.47	11 -	17.80	8.74	-40.89%	2.71%	-27.77%	-40.89%	-17.97%	7.66%	--	50.10	7.34%	22.29	0.00%
BBH International Equity	BBHEX	10.17	12 +	15.48	8.34	-34.28%	8.70%	-15.22%	-34.28%	-10.38%	20.11%	13.23%	60.29	10.29%	22.02	2.28%
Pioneer AMPAC Growth	PAPRX	12.13	13 -	18.26	10.32	-33.36%	0.54%	-22.46%	-33.36%	-19.06%	-17.68%	-8.68%	54.24	10.64%	19.45	0.57%
Oakmark Global	OAKGX	14.01	14 -	22.92	11.76	-38.78%	2.60%	-24.07%	-38.78%	-18.41%	6.83%	--	54.90	10.31%	21.79	2.92%
Scudder Japan	SJPNX	8.46	15	12.63	6.56	-31.13%	9.06%	-10.97%	-31.13%	-35.21%	-9.92%	38.37%	61.04	10.50%	22.62	0.19%
Fidelity Japan Sm Comp	FJSCX	7.17	16 +	10.97	6.17	-34.49%	8.82%	-11.35%	-34.49%	-54.95%	-22.13%	69.81%	60.35	8.10%	27.59	0.36%
Julius Baer Int'l Equity	BJBIX	24.03	17 -	42.91	20.87	-43.88%	5.37%	-18.24%	-43.88%	-13.08%	25.36%	116.03%	56.46	8.38%	25.77	1.05%
Columbia Acorn Intl Select	ACFFX	18.19	18 +	31.87	14.95	-42.10%	9.58%	-20.71%	-42.10%	-3.85%	38.43%	86.51%	59.32	9.74%	26.30	0.13%
Gamco Global Opp	GABOX	12.18	19 -	20.70	9.75	-40.78%	5.84%	-18.71%	-40.78%	-22.93%	1.15%	35.56%	59.17	10.42%	25.35	0.06%
CreditSuisse Int'l Focus	WPMFX	10.96	20	18.46	8.87	-40.62%	7.35%	-18.51%	-40.62%	-18.45%	9.81%	28.35%	58.69	10.98%	24.37	1.41%
American Beacon Int'l Eqty Plan	AAIPX	12.43	21 +	20.97	9.89	-40.74%	8.35%	-18.28%	-40.74%	-18.27%	11.95%	39.06%	59.53	11.00%	24.92	2.50%
Pax World Growth Fund	PXWGX	7.19	22 -	12.29	5.87	-41.52%	3.60%	-26.10%	-41.52%	-35.19%	-15.22%	-25.35%	55.78	10.92%	23.54	0.00%
DWS Japanese Equity	FJESX	7.37	23 +	12.38	5.99	-37.50%	8.99%	-14.44%	-37.50%	-41.06%	-12.65%	--	59.72	10.75%	26.62	0.58%
ThomWhite International	TWWDX	11.76	24 -	21.11	9.68	-43.43%	6.14%	-21.84%	-43.43%	-12.07%	31.35%	42.41%	57.45	10.64%	25.78	1.17%
UBS Global Eqty	BPGEX	8.45	25 +	14.33	6.79	-40.69%	4.83%	-22.99%	-40.69%	-27.57%	-11.32%	8.07%	56.07	11.31%	24.59	4.23%
Northern Trust Int'l Gr Eqty	NOIGX	6.05	26 -	10.36	4.88	-41.59%	5.03%	-18.96%	-41.59%	-16.61%	8.36%	9.48%	57.19	11.07%	25.37	2.59%
Fidelity Japan	FJPNX	8.92	27	14.82	7.18	-36.81%	9.71%	-16.71%	-36.81%	-41.59%	-7.55%	21.71%	61.30	11.60%	24.84	0.77%
Dreyfus Int'l Stock Indx	DIISX	11.24	28 +	19.76	9.17	-43.13%	6.49%	-20.98%	-43.13%	-20.88%	6.83%	-1.59%	56.13	11.03%	25.84	1.24%
Oakmark Int'l	OAKIX	10.85	29 +	18.41	8.81	-41.06%	3.58%	-21.40%	-41.06%	-23.42%	4.07%	95.76%	54.06	11.38%	25.88	6.64%
Fidelity Europe	FIEUX	22.78	30 +	40.69	18.39	-44.02%	7.52%	-19.23%	-44.02%	-18.42%	24.31%	23.27%	59.52	10.95%	25.96	1.74%

Rankings continued on page 7

TAXABLE BONDS

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Wlls Frg Advantage Ultra Short Muni	SMUAX	4.69	1 +	4.71	4.58	2.37%	-0.21%	-0.03%	2.37%	10.01%	13.17%	31.18%	62.55	0.52%	0.41	4.09%
Managers Sh Dur Govt	MGSDX	9.20	2 -	9.43	9.13	-1.19%	0.22%	-2.18%	-1.19%	8.41%	13.76%	42.63%	55.57	0.48%	0.97	3.89%
Wlls Frg Advantage S-T Muni Bond	STSMX	9.26	3 +	9.64	9.19	-1.75%	-0.86%	-2.34%	-1.75%	5.86%	12.18%	37.05%	49.91	0.67%	1.65	3.81%
SIT US Gov Secs	SNGVX	10.75	4 +	10.77	10.27	4.66%	0.47%	0.74%	4.66%	16.48%	23.39%	58.61%	62.09	1.02%	0.73	4.28%
WellsFar Mont Shrt Dur Govt	MNSGX	10.01	5 +	10.01	9.63	3.93%	0.91%	0.94%	3.93%	14.76%	18.15%	53.51%	69.07	0.83%	0.54	3.92%
Wells FargoAdvantage S-T Bond	SSTBX	8.07	6 +	8.31	7.94	-0.89%	0.75%	-0.74%	-0.89%	8.08%	12.58%	37.30%	65.46	0.88%	1.96	3.94%
Fidelity S-T Bond	FSHBX	7.96	7 -	8.37	7.89	-3.99%	0.25%	-2.70%	-3.99%	2.06%	6.21%	40.68%	53.89	0.87%	2.45	3.60%
Fidelity Spart Sh-Inter Muni	FSTFX	10.34	8 +	10.38	10.02	3.23%	0.49%	1.41%	3.23%	10.98%	14.19%	43.86%	73.85	0.63%	0.98	2.93%
PIMCO Short-Term	PSHDX	9.22	9 -	9.56	9.06	-1.93%	0.95%	-2.35%	-1.93%	6.95%	10.94%	--	60.79	0.92%	1.65	3.39%
Wlls Frgo Advantage Ultra Short Inc	STADX	7.97	10 -	8.62	7.96	-7.09%	-1.48%	-4.95%	-7.09%	0.42%	5.96%	28.18%	27.39	0.76%	2.93	3.83%
DWS GNMA	SGINX	14.82	11 +	14.82	14.02	5.70%	1.23%	2.06%	5.70%	16.65%	24.34%	--	71.59	1.64%	1.32	5.57%
Federated Ultrashort Bnd	FULBX	8.54	12 -	9.00	8.49	-4.60%	0.00%	-2.71%	-4.60%	2.70%	6.51%	28.23%	46.02	0.62%	2.49	3.12%
Fidelity GNMA	FGMNX	11.15	13 +	11.15	10.44	6.58%	1.00%	3.21%	6.58%	18.49%	27.35%	70.04%	66.37	1.76%	1.13	4.47%
Federated Inc Trust Svcs	FITSX	10.46	14 +	10.46	9.77	6.26%	1.16%	3.18%	6.26%	17.84%	24.69%	66.84%	66.52	1.78%	1.25	4.41%
Weitz Short-Intermediate Income	WEFIX	11.29	15 -	11.32	10.88	2.29%	2.15%	1.69%	2.29%	12.92%	17.76%	56.44%	75.43	0.97%	1.31	3.78%

FIDELITY FUNDS

Growth

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Fidelity Asset Mgr: Gr	FASGX	10.74	1	16.50	9.13	-34.92%	3.53%	-18.88%	-34.92%	-23.03%	-15.30%	-11.73%	57.38	7.97%	20.47	1.84%
Fidelity Focused Stock	FTQGX	8.83	2	13.63	7.88	-33.03%	0.23%	-20.89%	-33.03%	-17.61%	12.52%	-8.01%	52.47	10.18%	18.62	0.53%
Fidelity Contrafund	FCNTX	45.26	3	72.03	38.73	-37.16%	1.65%	-20.43%	-37.16%	-16.05%	12.28%	32.28%	55.14	9.39%	20.62	0.29%
Fidelity Sm Cap Retire	FSCRX	10.35	4	15.15	7.78	-27.57%	9.94%	-25.03%	-27.57%	-22.83%	-3.13%	--	58.05	11.19%	17.77	0.60%
Fidelity Blue Chip Gr	FBGRX	26.31	5	42.85	22.30	-38.60%	1.24%	-24.75%	-38.60%	-27.54%	-19.90%	-30.75%	53.76	10.26%	21.62	0.68%
Fidelity Asset Mgr: Aggr	FAMRX	8.50	6	13.84	7.01	-38.60%	3.80%	-20.95%	-38.60%	-25.51%	-11.21%	--	57.01	9.65%	23.02	1.31%
Fidelity Spart US Eqty Indx	FUSEX	31.90	7	50.39	26.48	-36.69%	1.05%	-21.95%	-36.69%	-22.77%	-10.34%	-13.61%	54.04	11.18%	21.61	2.37%
Fidelity Spart Mkt Index	FSMKX	62.11	8 +	98.66	51.56	-37.05%	1.06%	-21.96%	-37.05%	-23.20%	-10.83%	-14.03%	54.05	11.17%	21.81	1.84%
Fidelity Spart Tot Mkt Indx	FSTMX	25.07	9 -	39.91	20.54	-37.18%	1.75%	-22.87%	-37.18%	-23.25%	-8.43%	-7.06%	54.62	11.15%	21.86	1.59%
Fidelity Worldwide	FWWFX	12.59	10 +	21.07	10.67	-40.24%	3.74%	-20.93%	-40.24%	-16.86%	5.99%	34.38%	56.48	10.39%	23.89	0.80%
Fidelity Disc Eqty	FDEQX	17.41	11 -	29.07	14.11	-40.10%	2.56%	-23.33%	-40.10%	-23.93%	-6.04%	-1.35%	55.63	10.74%	22.99	0.88%
Fidelity Struct Lg Cap Gr	FSLGX	6.58	12 +	10.63	5.33	-38.11%	4.21%	-22.02%	-38.11%	-33.26%	-14.19%	--	56.28	10.90%	23.71	0.44%
Fidelity Tax Mgd Stock	FTXMX	9.12	13 -	15.90	7.35	-42.65%	2.90%	-25.73%	-42.65%	-26.66%	-7.20%	-14.79%	55.69	10.64%	23.24	0.54%
Fidelity Spart Ext Mkt Indx	FSEMX	22.55	14 +	37.10	17.45	-38.45%	4.63%	-26.35%	-38.45%	-25.18%	-2.97%	15.89%	56.35	11.53%	22.67	1.15%
Fidelity Stock Sel	FDSSX	16.98	15 -	29.11	14.18	-41.66%	0.76%	-24.39%	-41.66%	-26.22%	-11.65%	-10.97%	53.64	11.05%	23.12	0.77%
Fidelity New Mill	FMILX	17.64	16	29.52	14.21	-40.23%	3.94%	-23.08%	-40.23%	-19.25%	-7.29%	63.80%	57.06	10.99%	24.62	0.31%
Fidelity Growth Comp	FDGRX	48.96	17 +	82.86	40.54	-40.91%	3.86%	-23.47%	-40.91%	-22.39%	-1.23%	16.69%	54.75	11.14%	23.77	0.08%
Fidelity Growth Discovery	FDSVX	8.61	18 -	16.16	7.35	-46.72%	-0.25%	-27.00%	-46.72%	-23.01%	-13.01%	3.77%	52.41	10.35%	25.46	0.45%
Fidelity Capital App	FDCAX	15.73	19 +	26.44	12.89	-40.50%	4.96%	-19.99%	-40.50%	-27.64%	-14.82%	12.32%	56.10	11.13%	27.29	0.70%
Fidelity Exp & Multinat'l	FEXPX	14.41	20 -	25.44	12.05	-43.36%	2.45%	-24.60%	-43.36%	-29.19%	-8.88%	42.47%	55.33	11.00%	25.63	0.19%
Fidelity Trend	FTRNX	39.09	21 -	70.37	32.65	-44.45%	2.52%	-23.24%	-44.45%	-25.31%	-11.21%	2.72%	55.27	10.93%	25.88	0.26%
Fidelity Aggr Growth	FDEGX	11.65	22	22.97	9.58	-49.28%	3.52%	-24.52%	-49.28%	-34.37%	-21.75%	-52.09%	54.35	10.78%	31.58	0.11%
Fidelity Dividend Growth	FDGFX	15.79	23	27.68	12.22	-42.96%	4.85%	-26.75%	-42.96%	-33.87%	-27.56%	-16.42%	56.25	12.12%	25.61	1.32%
Fidelity Mid Cap Stk	FMCSX	15.61	24 +	29.83	12.06	-45.96%	7.35%	-26.57%	-45.96%	-32.89%	-15.05%	32.00%	58.60	11.60%	27.13	0.18%
Fidelity Fifty	FFTYX	11.03	25 +	21.66	9.25	-49.07%	3.28%	-27.52%	-49.07%	-36.25%	-23.99%	12.01%	56.01	11.27%	29.29	0.23%
Fidelity OTC	FOCPX	28.18	26	52.17	23.14	-45.98%	3.99%	-24.17%	-45.98%	-25.43%	-12.17%	-12.27%	53.34	11.97%	28.24	0.00%
Fidelity Struct Mid Cap Gr	**FSMGX**	**6.79**	**27 +**	**13.39**	**5.39**	**-49.30%**	**3.69%**	**-31.05%**	**-49.30%**	**-43.95%**	**-26.01%**	**--**	**55.63**	**12.07%**	**27.30**	**0.46%**
Fidelity Mag	FMAGX	45.86	28 +	90.63	36.02	-49.40%	4.89%	-27.09%	-49.40%	-35.53%	-26.25%	-30.15%	56.17	12.24%	27.14	0.13%
Fidelity Independence	FDFFX	14.27	29 -	29.68	11.79	-48.09%	1.47%	-28.39%	-48.09%	-24.51%	-6.82%	5.57%	53.80	14.12%	26.20	0.31%
Fidelity LargeCap Stock	FLCSX	10.02	30	19.07	7.88	-47.46%	3.22%	-26.87%	-47.46%	-32.87%	-23.26%	-32.34%	54.66	12.80%	27.55	0.76%

Value

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Fidelity Low-Price Stock	FLPSX	23.12	1	36.79	18.17	-36.17%	8.61%	-20.73%	-36.17%	-22.46%	2.99%	115.31%	59.73	9.71%	22.29	0.43%
Fidelity Struct Lg Cap Val	FSLVX	8.55	2	14.18	6.85	-39.70%	2.86%	-23.17%	-39.70%	-26.75%	-4.09%	--	55.55	11.58%	24.07	1.29%
Fidelity Equity Inc II	FEQTX	13.32	3	22.22	10.99	-40.07%	0.58%	-22.45%	-40.07%	-28.79%	-18.14%	-4.42%	54.30	11.99%	23.62	2.00%
Fidelity Struct Mid Cap Val	FSMVX	9.51	4 +	15.99	7.07	-40.54%	8.28%	-24.79%	-40.54%	-30.11%	-3.17%	--	58.20	12.00%	24.26	0.98%
Fidelity SmallCap Stock	FSLCX	9.80	5 -	17.17	7.39	-42.91%	8.77%	-27.75%	-42.91%	-30.91%	-14.44%	77.59%	58.67	11.30%	25.36	0.06%
Fidelity Equity Inc	FEQIX	30.87	6	52.58	24.89	-41.29%	1.66%	-23.40%	-41.29%	-28.68%	-16.07%	-0.18%	54.71	12.13%	24.99	2.33%
Fidelity Sm Cap Independ	FDSCX	10.53	7	19.86	8.26	-46.99%	4.50%	-28.05%	-46.99%	-34.82%	-16.82%	13.93%	56.74	11.64%	30.26	0.12%
Fidelity Value	FDVLX	39.86	8	74.53	30.60	-46.52%	4.25%	-31.68%	-46.52%	-37.09%	-12.87%	40.02%	55.83	12.37%	27.04	0.32%
Fidelity Blue Chip Value	FBCVX	7.90	9	14.32	6.25	-44.83%	2.08%	-25.14%	-44.83%	-33.59%	-16.41%	--	54.85	12.87%	26.32	1.25%
Fidelity Value Strat	FSLSX	13.89	10	28.44	10.25	-51.15%	6.42%	-33.84%	-51.15%	-40.12%	-29.33%	27.17%	56.52	13.24%	30.16	0.55%

Balanced

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Fidelity Freedom 2000	FFFBX	10.05	1 +	11.75	9.45	-14.00%	1.80%	-8.16%	-14.00%	-3.30%	5.11%	31.31%	59.09	2.73%	7.60	3.37%
Fidelity Freedom 2010	FFFCX	10.36	2 +	13.88	9.22	-25.32%	3.05%	-14.15%	-25.32%	-12.19%	-0.26%	24.74%	58.16	5.47%	14.36	2.77%
Fidelity Capital & Inc	**FAGIX**	**5.46**	**3**	**8.27**	**5.19**	**-32.79%**	**0.92%**	**-24.09%**	**-32.79%**	**-21.12%**	**-6.37%**	**26.91%**	**54.52**	**3.26%**	**15.12**	**5.95%**
Fidelity Congress Street	CNGRX	357.15	4 +	487.15	314.66	-26.69%	-0.12%	-15.03%	-26.69%	-5.28%	3.95%	11.41%	52.97	9.13%	16.07	2.00%
Fidelity Asset Mgr: Inc	FASIX	10.32	5 -	12.00	9.74	-13.95%	2.16%	-7.78%	-13.95%	-3.25%	9.34%	38.14%	61.32	2.27%	7.48	3.65%
Fidelity Freedom 2020	FFFDX	10.05	6 +	14.81	8.71	-32.12%	3.27%	-18.15%	-32.12%	-17.77%	-2.93%	15.59%	57.28	7.23%	18.49	2.03%
Fidelity Four In One Indx	FFNOX	19.83	7 +	29.43	16.54	-32.62%	3.05%	-18.44%	-32.62%	-17.16%	-0.92%	--	56.34	9.33%	19.51	2.06%
Fidelity Puritan	**FPURX**	**13.06**	**8 -**	**18.30**	**11.56**	**-28.64%**	**2.23%**	**-15.49%**	**-28.64%**	**-13.04%**	**-0.54%**	**22.76%**	**56.67**	**6.54%**	**16.40**	**3.23%**
Fidelity Asset Manager	FASMX	10.84	9 -	14.92	9.62	-27.34%	3.15%	-14.74%	-27.34%	-15.64%	-7.51%	11.34%	58.23	5.60%	15.66	3.23%
Fidelity Freedom 2030	FFFEX	9.76	10	15.48	8.23	-36.93%	3.39%	-21.05%	-36.93%	-22.20%	-6.48%	--	56.76	8.82%	21.54	1.70%
Fidelity Balanced	FBALX	13.12	11 -	19.14	11.49	-31.31%	2.29%	-15.88%	-31.31%	-16.42%	2.63%	41.19%	56.62	7.14%	18.03	1.99%
Fidelity Freedom 2040	FFFFX	5.59	12 +	9.13	4.67	-38.80%	3.33%	-22.33%	-38.80%	-24.08%	-7.83%	--	56.54	9.39%	22.57	1.61%
Fidelity Fund	FFIDX	22.76	13 +	38.04	19.10	-40.16%	1.45%	-22.64%	-40.16%	-20.55%	-7.87%	-10.51%	54.54	10.61%	22.25	1.33%
Fidelity Growth & Inc II	FGRTX	6.95	14 +	11.47	5.79	-39.41%	1.27%	-21.33%	-39.41%	-24.07%	-13.70%	-16.80%	54.00	10.97%	23.19	1.06%
Fidelity Value Discovery	FVDFX	10.18	15 +	17.65	8.27	-42.32%	0.51%	-25.18%	-42.32%	-26.84%	-0.51%	--	53.55	12.14%	24.65	1.02%
Fidelity Conv Secs	FCVSX	14.00	16 -	28.63	11.86	-47.53%	5.90%	-28.17%	-47.53%	-29.78%	-18.01%	40.65%	57.23	9.33%	25.24	3.26%
Fidelity Growth & Inc	FGRIX	13.17	17	26.69	10.43	-50.66%	1.62%	-28.88%	-50.66%	-44.97%	-37.92%	-40.61%	53.65	13.67%	29.15	1.47%

Sector-Var

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Fidelity Sel Med Sys/Equip	FSMEX	18.45	1	26.56	15.90	-23.38%	5.10%	-25.55%	-23.38%	-6.01%	18.66%	157.71%	54.33	8.17%	13.73	0.02%
Fidelity Real Estate Income	FRIFX	6.63	2	9.66	6.28	-31.23%	1.95%	-23.42%	-31.23%	-28.12%	-15.65%	--	48.94	3.83%	15.33	5.36%
Fidelity Sel Food & Agri	FDFAX	50.99	3 +	65.69	44.62	-22.31%	3.04%	-12.95%	-22.31%	13.44%	39.06%	52.20%	60.42	7.73%	13.66	1.01%
Fidelity Sel Transport	FSRFX	32.23	4 +	46.67	27.88	-27.03%	0.29%	-19.39%	-27.03%	-20.58%	12.90%	107.66%	54.88	11.54%	19.59	0.57%
Fidelity Sel Biotech	FBIOX	59.11	5 -	74.39	50.98	-11.35%	8.50%	-10.07%	-11.35%	-5.73%	14.82%	60.71%	59.88	9.16%	14.56	0.00%
Fidelity Sel Pharm	FPHAX	8.81	6	11.79	7.58	-22.71%	5.89%	-9.19%	-22.71%	-1.40%	11.83%	--	61.31	8.12%	17.61	1.13%
Fidelity Sel Environmental	FSLEX	13.39	7 +	19.53	11.02	-30.50%	5.20%	-16.69%	-30.50%	-13.66%	1.45%	-1.06%	58.80	10.78%	18.01	0.31%
Fidelity Sel Utilities Gr	FSUTX	40.26	8 +	64.03	34.87	-36.00%	-2.11%	-10.50%	-36.00%	-1.65%	33.61%	0.07%	55.79	10.45%	21.49	1.34%
Fidelity Utility	FIUIX	13.07	9 +	19.86	11.15	-34.19%	-0.04%	-10.08%	-34.19%	-4.80%	26.55%	-3.72%	56.43	10.34%	21.48	2.64%
Fidelity Sel Health Care	FSPHX	80.99	10 -	122.45	68.51	-32.48%	6.09%	-18.14%	-32.48%	-20.20%	1.33%	8.59%	58.83	8.24%	19.91	0.26%
Fidelity Sel Const & Hous	FSHOX	23.87	11 +	35.95	16.44	-26.93%	7.12%	-19.19%	-26.93%	-32.60%	-5.23%	42.74%	54.34	15.61%	21.46	0.80%
Fidelity Sel Chem	FSCHX	46.21	12 -	95.65	38.98	-43.34%	-3.01%	-31.90%	-43.34%	-15.01%	14.16%	92.04%	50.01	14.15%	24.14	0.83%

Rankings continued on page 8

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Sector-Var																
Fidelity Sel BusServ/OutSrc	FBSOX	11.21	13 -	17.46	9.08	-32.91%	4.09%	-23.79%	-32.91%	-14.23%	4.31%	34.54%	57.11	11.02%	19.41	0.00%
Fidelity Sel Retail	FSRPX	28.61	14 +	40.63	21.76	-29.58%	7.98%	-19.86%	-29.58%	-25.36%	-7.15%	-9.68%	55.44	12.58%	22.09	0.50%
Fidelity Sel Consumer Ind	FSCPX	13.65	15 +	20.88	10.51	-34.64%	5.96%	-22.55%	-34.64%	-32.22%	-23.85%	-24.43%	55.25	11.80%	24.33	0.39%
Fidelity Sel Cyclical Ind	FCYIX	13.14	16 -	22.24	10.42	-40.14%	4.72%	-25.19%	-40.14%	-19.13%	12.21%	56.96%	57.02	11.20%	22.25	0.69%
Fidelity Sel Leisure	FDLSX	53.87	17	75.93	40.03	-29.05%	10.94%	-11.32%	-29.05%	-14.02%	5.08%	21.75%	61.93	10.76%	24.47	0.72%
Fidelity Sel Indus Equip	FSCGX	18.51	18 +	34.77	14.60	-46.77%	3.44%	-28.55%	-46.77%	-23.26%	-6.97%	12.92%	55.56	11.85%	24.62	0.98%
Fidelity Sel Paper & For	FSPFX	15.71	19 +	30.83	12.47	-49.04%	0.79%	-38.45%	-49.04%	-42.66%	-43.21%	-7.14%	51.85	13.31%	28.03	0.81%
Fidelity Sel Def & Aero	FSDAX	49.24	20 -	82.44	39.28	-40.17%	8.10%	-18.55%	-40.17%	-14.96%	19.89%	107.53%	60.26	10.57%	26.49	0.61%
Fidelity Sel Banking	FSRBX	14.76	21 +	24.44	11.96	-37.48%	-1.58%	-19.42%	-37.48%	-44.25%	-37.81%	-18.66%	52.89	18.74%	29.96	2.15%
Fidelity Sel Indus Mat	FSDPX	30.46	22 -	64.57	23.12	-47.58%	3.12%	-30.17%	-47.58%	-19.10%	4.59%	88.59%	55.01	14.49%	26.42	0.33%
Fidelity Sel Medical Del	FSHCX	28.89	23 -	52.23	22.28	-44.56%	10.23%	-22.17%	-44.56%	-36.24%	19.70%	58.00%	58.88	10.20%	28.07	0.06%
Fidelity Sel Gold Portfolio	FSAGX	31.58	24 +	47.76	15.87	-20.49%	26.98%	1.81%	-20.49%	24.59%	58.14%	280.70%	68.34	18.96%	28.33	0.00%
Fidelity Sel Automotive	FSAVX	14.22	25	37.62	10.32	-61.20%	-1.11%	-44.67%	-61.20%	-56.03%	-53.73%	-38.77%	51.47	15.19%	39.20	0.77%
Fidelity Sel Energy	FSENX	30.08	26 +	76.79	23.65	-54.00%	-5.62%	-36.26%	-54.00%	-23.52%	53.12%	159.37%	52.50	19.26%	30.42	0.01%
Fidelity Sel Energy Ser	FSESX	35.92	27 +	118.05	30.46	-63.16%	-11.68%	-50.71%	-63.16%	-37.88%	29.20%	182.23%	49.12	18.90%	32.77	0.00%
Fidelity Sel Natural Res	FNARX	18.83	28 +	46.06	14.07	-52.39%	-1.88%	-34.32%	-52.39%	-14.91%	53.56%	181.61%	54.56	18.92%	30.15	0.02%
Fidelity Real Estate	FRESX	15.61	29 -	28.96	10.00	-38.29%	18.52%	-37.52%	-38.29%	-35.52%	-0.84%	99.89%	55.54	20.22%	26.03	1.68%
Fidelity Sel Air Trans	FSAIX	26.05	30 -	38.63	18.94	-32.57%	12.19%	0.77%	-32.57%	-19.03%	11.27%	78.47%	61.79	14.68%	33.56	0.00%
Fidelity Sel Natural Gas	FSNGX	20.17	31 +	57.69	15.57	-56.65%	-5.04%	-39.83%	-56.65%	-35.70%	31.55%	166.41%	52.07	20.35%	32.40	0.00%
Fidelity Sel Brok/Invmnt	FSLBX	31.74	32 -	62.62	21.85	-49.31%	7.29%	-29.70%	-49.31%	-38.64%	-9.98%	55.14%	58.16	15.61%	30.16	1.47%
Fidelity Sel Financial Svcs	FIDSX	46.67	33 -	93.14	33.81	-49.89%	2.54%	-27.62%	-49.89%	-49.73%	-39.89%	-17.50%	54.35	16.81%	33.76	1.30%
Fidelity Sel Home Finance	FSVLX	11.29	34 +	28.60	9.21	-58.55%	0.83%	-18.23%	-58.55%	-71.16%	-69.64%	-47.36%	55.37	18.23%	44.05	2.01%
Fidelity Sel Insurance	FSPCX	32.75	35 -	61.78	22.07	-46.99%	9.77%	-17.06%	-46.99%	-43.54%	-26.86%	20.46%	61.04	15.38%	32.79	0.88%
Sector-Tech																
Fidelity Sel Software Comp	FSCSX	47.00	1	81.23	40.36	-42.14%	1.53%	-20.77%	-42.14%	-10.46%	-3.59%	42.47%	53.02	11.61%	25.35	0.00%
Fidelity Sel Multimedia	FBMPX	22.19	2	36.83	16.83	-39.29%	5.52%	-24.41%	-39.29%	-37.20%	-30.50%	-4.30%	57.21	12.10%	25.17	0.17%
Fidelity Sel Comp	FDCPX	24.89	3	48.35	22.20	-48.52%	-1.27%	-28.76%	-48.52%	-31.01%	-30.59%	-40.79%	48.17	10.76%	29.30	0.00%
Fidelity Sel Develop Comm	FSDCX	11.52	4	22.83	9.50	-48.51%	3.71%	-30.46%	-48.51%	-42.21%	-30.30%	-38.78%	54.83	11.77%	31.21	0.18%
Fidelity Sel Electronics	FSELX	22.65	5	45.18	18.68	-49.87%	5.24%	-26.31%	-49.87%	-47.37%	-45.06%	-32.31%	53.36	12.23%	31.28	0.43%
Fidelity Sel Netw & Infra	FNINX	1.23	6	2.48	1.01	-50.40%	2.50%	-28.07%	-50.40%	-47.66%	-47.44%	--	54.47	11.53%	36.42	0.00%
Fidelity Sel Technology	FSPTX	39.66	7	81.12	32.23	-51.11%	4.68%	-27.72%	-51.11%	-37.04%	-33.66%	-29.74%	53.95	12.16%	33.15	0.11%
Fidelity Sel Telecomm	FSTCX	26.66	8	50.92	19.90	-47.64%	3.46%	-21.99%	-47.64%	-28.18%	-11.35%	-41.08%	56.98	13.60%	33.74	1.17%
Fidelity Select Wireless	FWRLX	4.29	9	8.51	3.30	-49.62%	5.15%	-24.68%	-49.62%	-30.18%	16.76%	--	54.79	13.23%	33.35	0.71%
Global																
Fidelity Global Bal	FGBLX	16.66	1	22.06	14.86	-23.27%	5.19%	-10.02%	-23.27%	-0.75%	22.97%	59.31%	60.22	5.38%	14.47	1.69%
Fidelity Japan Sm Comp	FJSCX	7.17	2	10.97	6.17	-34.49%	8.82%	-11.35%	-34.49%	-54.95%	-22.13%	69.81%	60.35	8.10%	27.59	0.36%
Fidelity Japan	FJPNX	8.92	3	14.82	7.18	-36.81%	9.71%	-16.71%	-36.81%	-41.59%	-7.55%	21.71%	61.30	11.60%	24.84	0.77%
Fidelity Europe	FIEUX	22.78	4 +	40.69	18.39	-44.02%	7.52%	-19.23%	-44.02%	-18.42%	24.31%	23.27%	59.52	10.95%	25.96	1.74%
Fidelity Int'l Discovery	FIGRX	23.63	5 +	42.41	19.08	-44.28%	7.16%	-19.93%	-44.28%	-17.65%	16.23%	63.79%	59.96	10.89%	27.21	0.78%
Fidelity Int'l SmallCap	FISMX	12.35	6	23.17	10.67	-46.54%	7.58%	-22.96%	-46.54%	-30.87%	15.84%	--	60.51	8.60%	29.72	0.00%
Fidelity Spart Int'l Index	FSIIX	26.74	7 +	45.66	21.17	-41.43%	8.47%	-19.07%	-41.43%	-18.20%	11.51%	11.24%	60.38	11.53%	26.02	1.99%
Fidelity Canada	FICDX	35.06	8 -	66.93	29.13	-42.66%	3.36%	-30.48%	-42.66%	-10.95%	41.14%	192.80%	56.37	11.90%	24.25	0.21%
Fidelity Diver Int'l	FDIVX	21.51	9	39.26	17.05	-45.21%	8.07%	-23.37%	-45.21%	-22.11%	9.26%	68.24%	59.83	11.32%	26.85	0.78%
Fidelity Europe Cap App	FECAX	13.67	10	25.44	10.86	-46.26%	7.51%	-21.86%	-46.26%	-16.47%	12.99%	33.17%	59.43	11.38%	27.12	2.11%
Fidelity Overseas	FOSFX	25.08	11	47.60	20.19	-47.32%	6.98%	-21.87%	-47.32%	-22.67%	4.73%	13.33%	59.12	11.70%	29.34	0.77%
Fidelity China Region	FHKCX	17.01	12	30.84	13.64	-44.85%	6.45%	-16.47%	-44.85%	4.60%	33.55%	125.09%	53.26	13.15%	33.54	0.56%
Fidelity Pacific Basin	FPBFX	13.28	13 +	30.02	10.43	-55.76%	12.65%	-24.09%	-55.76%	-35.64%	-2.71%	41.46%	60.49	11.09%	35.94	0.23%
Fidelity Aggr Int'l Value	FIVFX	7.43	14 +	15.07	5.42	-50.67%	8.02%	-25.51%	-50.67%	-40.08%	-24.76%	-4.49%	59.02	13.05%	31.61	0.20%
Fidelity Southeast Asia	FSEAX	18.87	15 -	39.25	15.63	-51.93%	6.93%	-19.24%	-51.93%	2.48%	55.49%	168.78%	57.06	11.51%	38.16	0.47%
Fidelity Nordic	FNORX	18.79	16	43.15	15.34	-55.96%	6.82%	-28.86%	-55.96%	-25.84%	16.64%	39.36%	55.97	13.13%	31.95	2.35%
Fidelity Latin America	FLATX	27.62	17	71.35	21.05	-54.82%	4.62%	-35.51%	-54.82%	-6.29%	105.18%	223.40%	54.25	18.02%	31.69	0.57%
Fidelity Int'l SmallCap Opp	FSCOX	5.99	18 +	14.50	4.63	-58.46%	6.02%	-34.39%	-58.46%	-46.24%	--	--	56.48	12.95%	36.77	0.00%
Bonds																
Fidelity S-T Bond	FSHBX	7.96	1	8.37	7.89	-3.99%	0.25%	-2.70%	-3.99%	2.06%	6.21%	40.68%	53.89	0.87%	2.45	3.60%
Fidelity Spart Sh-Inter Muni	FSTFX	10.34	2 +	10.38	10.02	3.23%	0.49%	1.41%	3.23%	10.98%	14.19%	43.86%	73.85	0.63%	0.98	2.93%
Fidelity GNMA	FGMNX	11.15	3 +	11.15	10.44	6.58%	1.00%	3.21%	6.58%	18.49%	27.35%	70.04%	66.37	1.76%	1.13	4.47%
Fidelity Interm Govt Inc	FSTGX	10.95	4	10.99	9.97	9.83%	2.34%	5.71%	9.83%	22.84%	27.92%	72.25%	67.24	1.52%	1.18	3.15%
Fidelity U.S. Gov't Reserves	FGRXX	1.00	5 -	1.00	0.98	2.49%	0.16%	0.46%	2.49%	12.72%	17.31%	39.33%	100.00	0.02%	0.00	2.33%
Fidelity Mortg Secs	FMSFX	10.07	6 +	10.18	9.74	0.87%	1.00%	0.65%	0.87%	5.33%	12.75%	54.91%	64.83	1.68%	2.09	4.52%
Fidelity Spart Int Muni Inc	FLTMX	9.68	7 -	9.90	9.21	0.63%	1.04%	0.86%	0.63%	8.68%	15.62%	52.55%	71.20	1.18%	2.12	3.47%
Fidelity Ultra-Short Bond	FUSFX	8.12	8 +	8.82	8.11	-7.91%	0.12%	-0.89%	-7.91%	-8.32%	-4.36%	--	46.65	0.57%	8.07	2.14%
Fidelity Gov't Income	FGOVX	10.95	9 -	11.01	9.90	10.60%	2.81%	6.36%	10.60%	23.57%	31.46%	75.31%	68.14	1.75%	1.30	3.69%
Fidelity US Bond Indx	FBIDX	10.79	10	10.81	10.18	3.29%	2.96%	3.06%	3.29%	13.58%	21.33%	66.70%	73.06	1.77%	1.78	4.17%
Fidelity Interm Bond	FTHRX	9.09	11 -	9.89	8.79	-6.41%	2.36%	-3.22%	-6.41%	1.43%	6.62%	47.32%	64.82	1.63%	4.32	3.97%
Fidelity Spart Muni Inc	FHIGX	11.49	12 +	12.32	10.84	-4.98%	0.97%	-1.39%	-4.98%	2.59%	11.38%	50.43%	65.87	1.96%	4.17	3.79%
Fidelity Invest Gr Bond	FBNDX	6.35	13 +	7.00	6.13	-7.78%	2.25%	-4.09%	-7.78%	-0.82%	6.66%	45.42%	61.67	1.85%	5.00	4.18%
Fidelity Total Bond	FTBFX	9.20	14 -	9.96	8.78	-6.01%	2.94%	-3.62%	-6.01%	2.91%	11.32%	--	69.42	1.76%	4.24	4.55%
Fidelity Floating Rate Hi Inc	FFRHX	7.58	15 +	9.25	7.30	-17.04%	0.26%	-13.48%	-17.04%	-9.40%	-1.35%	--	58.24	2.00%	8.03	4.41%
Fidelity Inflat-Protected Bond	**FINPX**	**10.50**	**16 +**	**11.46**	**9.73**	**-2.42%**	**5.91%**	**-2.81%**	**-2.42%**	**6.67%**	**17.95%**	**--**	**54.42**	**2.93%**	**5.33**	**1.32%**
Fidelity Freedom Inc	FFFAX	9.56	17 +	10.94	9.04	-11.90%	1.91%	-7.23%	-11.90%	-1.76%	5.92%	32.04%	60.12	2.34%	6.36	3.75%
Fidelity Strategic Inc	FSICX	8.72	18 -	10.11	8.26	-12.08%	3.32%	-8.82%	-12.08%	0.00%	13.20%	71.47%	68.98	1.70%	6.95	4.76%
Fidelity High Income	SPHIX	6.04	19	8.23	5.65	-24.62%	3.96%	-19.13%	-24.62%	-14.55%	-2.68%	11.26%	65.33	2.69%	12.19	6.71%
Fidelity New Mkts Inc	FNMIX	11.24	20	14.14	9.35	-18.78%	6.84%	-13.10%	-18.78%	-3.94%	20.45%	199.61%	71.99	4.24%	11.51	5.25%

Fidelity Navigator (ISSN: 1541-8529) is published monthly by The Navigator Newsletters & Prestige Financial, Inc., 1207 Route 9, Suite 10, Wappingers Falls, NY 12590, 877-585-2785. Subscription rate: $99 per year. All numbers quoted are from reliable sources and believed to be accurate. For comparative reasons, all model portfolios were started on January 1st, 2001 with an initial value of $100,000 each. Before buying any mutual fund, you should obtain and read the prospectus carefully.

ANNUITY RATINGS

Fidelity Navigator's Annuity Fund Ratings through December 31, 2008

			As of 12/26/08		Monthly Returns (As of 12/31/08)				Average AnnualReturns (As of 12/31/08)			
Name	Symbol	NAV	1-Week	YTD	1-Month	3-Month	6-Month	1-Year	3-Year	5-Year	10-Year	Life
Fidelity Annuity Fund Options												
VIP Asset Manager	FAVAM	$27.91	-0.51	-30.65	2.28	-15.23	-30.94	-29.29	-4.81	-1.41	-0.14	5.49
VIP Asset Manager: Growth	FAVAG	$16.91	-0.75	-37.96	2.18	-19.80	-37.56	-36.33	-7.26	-2.88	-2.11	3.82
VIP Balanced	FAVBB	$12.25	-1.36	-36.54	3.98	-18.74	-29.73	-34.49	-7.74	-2.93	-1.31	3.03
VIP Consumer Discretionary	FAVCI	$7.43	-3.04	-36.69	5.60	-22.23	-22.81	-34.63	-12.69	-5.91	--	-4.03
VIP Contrafund	FAVCF	$29.46	-1.61	-45.16	1.53	-23.23	-34.82	-42.98	-9.66	-0.41	1.10	8.02
VIP Dynamic Capital Appreciation	FAVDC	$9.34	-1.95	-43.91	4.92	-20.31	-34.98	-41.71	-11.20	-3.27	--	-6.25
VIP Energy	FAVNR	$14.48	-2.91	-57.56	-5.79	-36.76	-60.73	-54.67	-8.69	6.32	--	5.50
VIP Equity-Income	FAVEI	$39.44	-1.73	-45.48	1.70	-24.51	-33.15	-43.12	-11.93	-4.52	-1.00	6.62
VIP Financial Services	FAVFS	$6.45	-2.56	-52.85	2.63	-28.53	-30.88	-50.48	-21.13	-10.29	--	-5.87
VIP Growth	FAVGR	$40.04	-1.82	-49.10	-0.33	-27.14	-41.41	-47.59	-11.23	-5.52	-3.83	6.72
VIP Growth & Income	FAVGI	$12.55	-1.87	-44.20	0.63	-24.54	-34.15	-42.17	-10.28	-4.14	-2.58	2.05
VIP Growth Opportunities	FAVGO	$7.38	-3.31	-56.71	-0.44	-25.72	-51.14	-55.38	-17.07	-8.11	-7.22	1.04
VIP Health Care	FAVHC	$9.38	-1.01	-34.16	6.13	-17.95	-21.66	-32.77	-8.13	-0.54	--	-0.85
VIP High Income	FAVHI	$23.89	1.82	-27.08	2.81	-19.77	-25.16	-25.59	-5.75	-1.50	-1.41	4.95
VIP Index 500	FVIFC	$24.93	-1.63	-39.64	1.04	-22.06	-28.74	-37.50	-9.13	-3.06	-2.34	5.79
VIP Industrials	FAVCC	$12.25	-2.10	-43.03	4.75	-24.83	-33.62	-40.32	-7.04	2.06	--	2.65
VIP Investment Grade Bond	FAVIB	$29.11	0.24	-4.42	3.42	-1.45	-3.82	-4.03	0.94	1.55	3.70	5.48
VIP Mid Cap	FAVMC	$14.83	-1.40	-42.07	4.43	-23.79	-35.33	-39.93	-8.33	2.30	10.01	10.32
VIP Money Market	FAVMM	$21.88	0.02	2.18	0.12	0.46	0.92	2.19	3.53	2.63	2.72	4.61
VIP Overseas (Closed)	FAVOO	$26.57	-0.02	-46.50	6.70	-20.88	-37.49	-44.26	-8.75	0.23	0.10	4.07
VIP Overseas, Redemption Class	FAVOS	$9.98	0.07	-46.46	6.71	-20.92	-37.48	-44.27	-8.76	0.23	0.09	4.07
VIP Real Estate	FAVRE	$11.03	-0.14	-42.73	19.61	-39.77	-38.25	-40.35	-12.93	0.07	--	5.11
VIP Strategic Income	FAVSI	$11.12	0.78	-11.51	4.05	-7.36	-11.28	-10.92	-0.06	1.93	--	1.92
VIP Technology	FAVTT	$6.06	-2.69	-52.68	4.58	-27.35	-41.60	-51.17	-15.67	-8.05	--	-6.59
VIP Utilities	FAVGP	$10.15	-0.65	-38.31	-2.30	-10.92	-34.11	-36.12	-0.01	6.07	--	0.03
VIP Value Strategies	FAVVS	$7.70	-1.90	-54.01	6.06	-34.01	-43.03	-51.55	-16.30	-7.53	--	-2.64
Global Small Cap (Closed)	FAWGP	$7.29	-0.43	-48.68	4.03	-27.78	-42.96	-47.18	-17.32	-5.29	-3.88	-2.04
International Focus	FAWIE	$9.87	-0.02	-43.54	7.30	-19.09	-35.49	-41.51	-7.31	1.09	-0.45	0.87
Small Cap Core I (Closed)	FAWSC	$7.61	-1.84	-37.94	5.02	-26.19	-29.63	-35.12	-12.79	-6.77	-2.52	1.36
Emerging Markets Debt	FAMMT	$18.87	0.14	-16.04	6.69	-8.93	-14.52	-15.66	-0.68	3.56	9.75	5.22
Emerging Markets Equity	FAMEE	$14.57	-3.75	-58.04	7.05	-30.06	-48.71	-56.97	-6.57	5.75	6.78	2.87
Global Value Equity	FAMGE	$11.45	-0.62	-42.20	4.25	-19.33	-29.56	-40.63	-8.94	-2.24	-0.08	2.77
International Magnum	FAMIM	$9.54	-0.32	-46.83	7.61	-21.40	-38.53	-45.07	-8.14	-0.11	-1.10	0.33
Advantage VT Discovery (Closed)	FASDD	$11.55	-2.37	-46.87	2.30	-30.38	-43.20	-44.80	-8.67	-1.25	2.37	5.46
Advantage VT Opportunity (Closed)	FASOT	$13.39	-1.93	-43.15	2.34	-29.29	-36.78	-40.58	-11.22	-2.56	1.59	7.81

Fidelity Navigator

ANNUITY MODEL PORTFOLIOS

ANNUITY GROWTH

This portfolio is designed for the most aggressive annuity investor. Its goal is to provide an annual return of 18% or more over the long term. This portfolio involves substantial risk and should only be used by those with a large tolerance for risk.

Name	Symbol	NAV	Shares	Value	Pct
VIP Growth Opportunities	FAVGO	$7.38	3,888.281	$28,695.51	25.10%
VIP Utilities	FAVGP	$10.15	4,085.791	$41,470.78	36.28%
CS Small Cap Growth	FAWSC	$7.61	1,892.116	$14,399.00	12.60%
VIP Energy	FAVNR	$14.48	2,054.976	$29,756.05	26.03%
				$114,321.35	

2003 Return	35.83%	2005 Return	14.00%	2007 Return 22.50%	Monthly Return	-1.96%
2004 Return	15.85%	2006 Return	9.63%		YTD Return	-47.72%

ANNUITY GROWTH & INCOME

This portfolio is designed for the typical growth investor. Its goal is to provide an annual return that beats the S&P 500 with less overall risk. The model should be used by those with a moderate to long term investment time horizon.

Name	Symbol	NAV	Shares	Value	Pct
VIP Balanced	FAVBB	$12.25	3,159.378	$38,702.38	34.03%
VIP Equity-Income	FAVEI	$39.44	940.966	$37,111.70	32.63%
VIP Energy	FAVNR	$14.48	1,203.563	$17,427.59	15.33%
LR Value Strategies	FAVVS	$7.70	853.074	$6,568.67	5.78%
VIP Index 500	FVIFC	$24.93	557.937	$13,909.37	12.23%
				$113,719.71	

2003 Return	27.35%	2005 Return	11.98%	2007 Return 15.34%	Monthly Return	1.38%
2004 Return	15.44%	2006 Return	12.11%		YTD Return	-43.06%

Bernie made off....with Billions

From the Crow's Nest continued from page 2

Ben Bernanke says "These protections will allow consumers to access credit on terms that are fair and more easily understood." **It is all about jobs.**

Read this before you refinance. It is very important to cut your interest rate, but do not do it at the expense of stretching out your payments. Here is an example: Mr. and Mrs. Jones took out a mortgage five years ago. The terms were $250,000 at 6.22% fixed for 30 years. After five years and making sixty timely payments, the Jones's balance was $233,259. In the five years they paid $75,322 in interest. If they refinance the $233,259 at today's rates (5.25%) for 30 years, their monthly payment is reduced from $1,534 to $1,285. A savings of $249 a month. If we assume they will stay in the home until the mortgage is paid in full they will pay $229,403 of interest on the refinance. Add the $75,322, they already paid and the total is $304,725. The total interest on the first mortgage would have only been $302,389. The refinance actually cost them $2,336 more in interest changes plus the cost of the refinance. They should have either 1) waited for a refinance rate of at least 2% less than their current rate or 2) refinance for a 25 yearmortgage. This way the first five years of interest payments will not bewasted and their total interest will only be $260,536.

Navigator Outlook #2: The FOMC reduces interest rates in the face of growing inflation. Correct.

Good call Mark, the FOMC dropped the rates a total of 4.00% in 2008.

Date	Decrease	Percentage
January 22	75	3.50
January 30	50	3.00
March 18	75	2.25
April 30	25	2.00
October 8	50	1.50
October 29	50	1.00
December 16	75	0.25

A Federal Reserve press release from December 16, 2008 states, "Since the Committees' last meeting, labor market conditions have deteriorated, and the available data indicated that consumer spending, business investment, and industrial production have declined. Financial markets remain quite strained and credit conditions tight. Overall, the outlook for economic activity has weakened further. Meanwhile, inflationary pressures have diminished appreciably. In light of the declines in the prices of energy and other commodities and the weaker prospects for economic activity, the Committee expects inflation to moderate further in coming quarters." **It is all about jobs.**

Navigator Outlook #3: A recession begins in the middle of the year. Correct.

This is evident in a December 23, 2008 press release from The Bureau of Economic Analysis which states the real gross domestic product (the output of goods and services produced by labor and property located in the United States) "decreased at an annual rate of -0.5 percent in the third quarter of 2008." If we assume the fourth quarter GDP will also show a decline, and a recession is characterized as two consecutive quarters of negative GDP, then the recession began July 1, 2008.

Mark predicted the recession would begin "mid-year." July is as mid year as you can get. **It is all about jobs.**

Additionally the release says the decrease in real GDP in the third quarter primarily reflects negative contributions for "personal consumption expenditures (PCE), residential fixed investment, equipment and software of which were partly offset by positive contributions from federal government spending, private inventory investment, exports, nonresidential structures, and state and local government spending." Imports, which are considered as a subtraction in the calculation of GDP, decreased.

Navigator Outlook #4: 401(k) contributions will drop. Incomplete.

Contribution data for 2009 will not be released until late in the first quarter of 2009. So we can not confirm Mark's prediction at this time, but we do know that hardship withdrawals have spiked in 2008.

In a June 18, 2008 article in USA Today, Christine Dugas says Americans who are struggling to save their homes from foreclosure are raiding their 401(k) retirement accounts to pay their bills. In the process, they are getting slammed with taxes and penalties. According to plan administrators, rather than borrowing money from their 401(k) accounts, which has to be paid back, a growing number of struggling families opt to cash out their accounts. The main reason Americans are taking such an action is a desperate need to stave off foreclosure or eviction. In connection with borrowing money from 401(k) accounts, according to FINRA.org, a new trend in making ends meat is the 401(k) debit card. The basic premise of a 401(k) debit card is comparable to that of a bank debit and credit card rolled into one. **It is all about jobs**. An increasing number of Americans are spending their retirement money on everyday essentials. The problem is that most of these people are not even retired yet. To me, withdrawing money from your 401(k) is equivalent to contributing less.

Another growing concern associated with 401(k) accounts is an increasing number of companies are announcing an end to their 401k matching contributions for the year of 2009. These companies include FedEx and Motorola, which have announced an end to their 401(k) matching contributions for 2009 according to CNN.com. The same is true for coffee chain shop Starbucks (according to AOLMoney.com) and Kodak (according to MSNBC.com). Considering these announcements

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Bernie made off….with Billions

From the Crow's Nest continued from page 2

Mark's prediction, at worst, was one year early.

***Please look back at the Fidelity Navigator article from November 2007, "The Truth about Your 401(hey!)."**

Navigator Outlook #5: At least one major financial company files for bankruptcy protection, and the CEO is unfairly held responsible. Correct.

Mark's outlook was proven true when Lehman Brothers filed for bankruptcy protection on September 15, 2008. The filing marked the largest bankruptcy in U.S. history. Lehman Brothers Holdings Inc. was founded in 1850 and prior to the bankruptcy filing was the primary dealer in the U.S. Treasury securities market. The firm's worldwide headquarters are in New York City, with regional headquarters in London and Tokyo, as well as offices located throughout the world. Lehman Brothers began to re-open for business under the ownership of Barclays Capital on September 22. This followed the Bankruptcy Court for the Southern District of New York's approval on Saturday, September 18 of Barclay's Agreement to acquire Lehman Brothers' fixed income and equity sales, trading and research; prime services; investment banking; principal investing; and private investment management business in North America.

Navigator Outlook #6: Gold continues to soar. You could see $1000 per ounce by mid-year. Correct.

At the end of 2007 gold closed at 833.75 per ounce. This outlook was proven when gold reached $1,000 per ounce on May 14, 2008.

Manager's Comment:

I called for Gold to reach $1,000 per ounce in 2008, and it did. With that said, I made a decision in 2008 that I wish I could have back. When I moved "Gold" into the models, I could not find a pure gold mutual fund. So, I selected a "Precious Metals" fund. The difference in returns was quite large. Gold was a profitable asset class in 2008, precious metals was not. Of the 57 precious metal funds that we track, the average return through November 30, 2008 was -43.96%. Ouch! Our research staff is still without a pure gold fund, so my recommendation for those of you who want to add gold to your portfolio is to buy a Gold ETF.

Navigator Outlook #7: NAVFX beats the S&P 500. I know this is our fund, so can you blame me for feeling this way? Correct.

Great outlook Mark, through December 31, Navigator Fund (NAVFX) is a whopping 14.85% ahead of the S&P 500! Even more amazing is that according to Morningstar the fund's beta is only 0.75. Solid returns, low risk, no load. What else do you want in a fund? To see the latest prospectus, please visit www.navfx.com.

January 2007: Mark said "It's all about housing." He was dead on.

Mark's forecast for 2009:

1. Gold, High Yield, Inverse Treasury combined beat the S&P 500
2. Treasury bubble bursts
3. Small cap beats large cap
4. The unemployment rate beats the S&P 500
5. The "Big 3" automakers become the "Big 2"
6. Gold hits 1,100 per ounce
7. Home prices keep declining, affordability index drops below 12.00
8. Navigator Fund beats the S&P 500
9. The capital gains tax rate is not increased

Mark's Closing Comments for 2008:

My thoughts are of concern. The focus in 2008 was on the damage the credit crisis caused on Wall Street. Lehman Brothers, Bear Sterns, AIG, General Motors, Merrill Lynch, and Citigroup were the names that made the evening news. In 2009 the names will be different. We will hear about the Jones, Smiths and Johnsons. This year the top stories will be about the American families, not corporations, that are devastated by the credit markets freezing up. Unemployment (which is historically reported on the low side) will hit 10%. The reduction of interest rates to almost 0% by the FOMC will not ignite a real estate craze the same way Greenspan's 1% Fed Funds Rate did. Why? Because 25% of all American homes are worth less than their mortgages. Lower rates will not help these folks.

Look at it like this. Lightning can cause a forest fire. But, how many fires has lightning caused in the ocean? None. Why is it so bad that your house is worth less than what you paid for it? Your car, television and washing machine may well be worth less than what you paid as well. However, none of these items provide shelter for you or your family. You are not walking away from your large screen television, your vacuum, and your patio furniture. So why walk away from a tangible asset that provides one of the three key elements for your survival just because its value went down?

We are probably half way through this mess. Save what you can and spend wisely. Do not retire until your debt is retired, and remember it is better to reduce your 401k contribution than to add to your credit cards. **It is all about jobs.** Better days are ahead, just not as soon as we would all like. As you read this the markets are changing. New asset classes will be the leaders of 2009. Are you positioned correctly? I encourage you to muster up the courage to take a serious look at your portfolio and see to it that the problem areas are addressed. Happy New Year.

Mark

Even the holiday season could not save the economy

Courtesy of Navigator Money Management, Inc.

It is official: The United States is in recession.

According to a the National Bureau of Economic Research, it started last December, but by the time the announcement was made in November, it was old news to most Americans. What earlier this year seemed like a crisis limited to the country's largest financial institutions appears to have suddenly hit home.

The nation's housing market woes continue, with the resetting of adjustable-rate mortgages pushing many homeowners into delinquency and foreclosure. According to the Mortgage Bankers Association, 10% of American homeowners were at least one month delinquent on their payments or in foreclosure at the end of September-up from 7.3% a year earlier. Moreover, Chicago credit bureau TransUnion has reported that the number of consumers with delinquent mortgages is poised to almost double by the end of 2009, hitting its highest level in at least 16 years, since the bureau started tracking the data.

Even those homeowners who can still make their payments are hurting, however, as declines in their home equity due to the housing market downturn have made them feel poorer-what is often referred to as the "negative wealth effect."

In the past, Americans facing such a problem would do what Americans do well-borrow. Credit is no longer as available as it was in the past. Banks, saddled by billions of dollars of mortgage debt losses, have tightened lending standards and made it harder for people to get loans. According to the Federal Reserve, that led U.S. households to reduce their debt levels by an annual rate of 0.8% in the third quarter-the first drop on records that go back more than 50 years.

Then there is the labor market, which has finally rolled over. The Labor Department reported that skittish employers slashed 533,000 jobs in November, the most in 34 years, catapulting the unemployment rate to a 15-month high of 6.7%. The unemployment rate would have moved even higher if it had not been for a mass exodus of 422,000 people from the work force, who many economists say simply abandoned their job searches out of sheer frustration. Job losses were not limited to financial firms and construction companies; they were widespread, hitting factories, leisure and hospitality and others industries. Since last December, the economy has lost 1.9 million jobs, the number of unemployed people has increased by 2.7 million, and the jobless rate has risen by 1.7 percentage points.

All told, household net worth is down more than 10% in the year ending September 30, and further erosion is virtually assured in the fourth quarter.

The combination of the housing market slump, the worsening of the credit crunch and a plunge in equity prices has created a general loss of confidence and led individuals and businesses to hunker down, severely depressing consumer demand, which makes up 70% of US gross domestic product (GDP) and is key to the nation's economic health.

Real personal consumption fell sharply in the third quarter, and is on track for another substantial decline in the fourth. Together, the third and forth quarters could slow the worst back-to-back quarterly drops since 1980.

Of course, that hurts businesses. The National Federation of Independent Business (NFIB) says small business owners are "broadly and sharply" feeling the impact of the recession, with the organization's December 2008 index of small business optimism coming in at the fourth lowest in its 35-year history. Even a shopping boost on the day after Thanksgiving could not save retailers from a weak November, which brought poor sales across all sectors. "It looks like Black Friday gave a modest boost so instead of sales being miserable they are just terrible," said Ken Perkins, president of research company RetailMetrics LLC.

After a mild contraction in the third quarter, GDP is set for a precipitous fall in the fourth quarter, with further declines likely through early 2009. We said it last month, and we'll say it again: This is the worst economic downturn in the past 25 years.

Where does one invest in times like these?

It is hard for many investors to stomach stocks. The S&P 500 Index is down a staggering 37.66% year-to-date as of November 30. No sectors or regions have been immune: Value and growth, domestic and international, traditional and alternative-all are down double-digit percentages. Even gold, which is traditionally considered a store of value in tough times, is hurting, with the S&P/Citigroup Gold & Precious Metals Index down 46.33% year-to-date as of November 30.

Many investors who are uncomfortable with the market's volatility have decided to invest solely in relatively liquid instruments, such as savings accounts, money market funds, insured fixed-rate CDs and U.S. Treasuries - which caused a huge run-up in the zero coupon funds that the Navigator got into last August.

Indeed, the yield on the four-week Treasury bill recently fell to zero as investors bought $32 billion worth of the government securities without any return on their investment. In other words, investors are so terrified of the market's volatility that they are willing to earn no return at all-a negative return when you account for the effects of inflation-in exchange for the perceived safety of government-backed securities.

In response, many major asset managers closed their money funds to new investors and limited the amount of purchases that could be made by existing investors. This is because new investor cash would be invested at today's levels, which are at historic lows. Treasury bills and repurchase agreements with a maturity of less than six months are trading with an effective yield of between 0 and 10 basis points (0.0% to 0.1%). That would substantially dilute the fund for existing shareholders.

We are not sure cash is the best idea, anyway. Investors taking this route must accept the fact that inflation could potentially eat away at most of their investment return. That is because inflation, which is currently around 3.66%, may be more than the returns offered by these investment vehicles.

The bigger question that where to invest is perhaps when to invest. In other words, when will it all be over?

The government is working hard to fix the situation. The latest news is that President-Elect Obama is assembling a two-year stimulus package-a blend of new jobs, middle-class tax relief and expanded aid for the poor and the unemployed-that could cost $850 billion. That would rival drastic government actions taken to fight the Great Depression.

Could it work? Possibly, as in our opinion government policies have already prevented a complete collapse of the financial system. On December 16, the Fed slashed the federal funds rate-which is the interest rate banks charge each other on overnight loans-from 1% to a record low of 0% to 0.25%. The bold move surprised economists, many of whom though the Fed would cut the federal funds rate in half to 0.5%.

Although the Fed has now virtually exhausted conventional policy options, it will likely continue to expand its unconventional options, including further increases in the size of its balance sheet and further expansion of the types of assets against which it provides liquidity, with increasing focus on private credit securities. This, the policymakers likely hope, will bring down credit spreads and increase the flow of credit to the private sector.

In our opinion, these policies should eventually gain more traction in unclogging credit arteries. There have already been some encouraging signs of improvement in interbank lending, commercial paper markets and mortgage rates.

However, credit is still not flowing well to the broader economy. That is important, because as we have said in past months, for the economy to rebound the housing market has to bottom. Although we cannot say that is happening, there have been some modest signs of stabilization. Homebuilders slashed production in November by 18.9%, the biggest drop in nearly a quarter century-and the low level of new construction is beginning to eat into the housing overhang. Moreover, the percentage of loans on which new foreclosures were started was 1.07% in the third quarter, flat from the second quarter. Believe it or not, that is a good sign.

Even if we put on our most rose-colored glasses, we do not see housing bottoming before the middle of 2009, at the earliest. It is hard to see credit flowing more normally again until housing bottoms, and this would likely keep overall economic activity sub-par until 2010.

The Conference Board's index of leading economic indicators-which forecasts economic activity in the next three to six months-supports this view. It fell for the second straight month in November, dropping 0.4%. Although that was slightly better than the 0.5% decline economists had expected, the index has decreased 2.8 % in the six months through November, the worst drop since 1991, when the economy was in a recession.